UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road, Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Alyssa Greenspan
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL 33331
 (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Report to Stockholders.

Semi-Annual Report
December 31, 2017

Quaker Event Arbitrage Fund
Quaker Global Tactical Allocation Fund
Quaker Mid-Cap Value Fund
Quaker Small-Cap Value Fund
Quaker Strategic Growth Fund

Mutual fund investing involves risk. Principal loss is possible.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the adviser or sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders (unaudited)

December 31, 2017

Dear Shareholders:

Thank you for your continued investment in the Quaker Funds and for your support over the past 27 years.  As of January 1, 2018, Community Capital Management, Inc. (“CCM”) has assumed the management of the Funds and will continue to manage the Quaker Funds in accordance with their existing investment policies.

CCM has $2.5 billion in assets under management and we have full confidence in their management team and investment and client service professionals.  This expertise made them the ideal choice to continue serving you, our Quaker Funds’ shareholders.

Sincerely,

Jeffry H. King, Sr.
Chairman & CEO

Quaker Investment Trust

Performance Update (unaudited)

Quaker Event Arbitrage Fund  (QEAAX, QEACX, QEAIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Event Arbitrage Fund (“Fund”) seeks to provide long-term growth of capital.   The Fund generally invest in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events.

Average Annualized Total Return
										Commencement
	Gross	Net								of operations
	Expense	Expense	Inception							through
	Ratio*	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2017
				with	without	with	without	with	without	with	without
				sales	sales	sales	sales	sales	sales	sales	sales
				charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.80%	1.99%	11/21/03	2.24%	8.16%	4.04%	5.23%	2.19%	2.77%	5.20%	5.62%
Class C	3.55%	2.74%	6/7/10	7.29%	7.29%	4.44%	4.44%	N/A	N/A	3.00%	3.00%
Institutional Class	2.55%	1.74%	6/7/10	8.45%	8.45%	5.50%	5.50%	N/A	N/A	4.02%	4.02%
S&P 500® Total Return Index**				21.83%	21.83%	15.79%	15.79%	8.50%	8.50%	9.19%	9.19%

*
As stated in the Prospectus dated October 30, 2017.  Has contractually agreed to waive its fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the average daily net assets.  This agreement will continue in effect from October 30, 2017 to October 28, 2018 and may recoup previously waived expenses that it assumed during the prior three-year period.

**	The benchmark since inception returns are calculated since commencement of November 21, 2003 through December 31, 2017.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Event Arbitrage Fund  (QEAAX, QEACX, QEAIX)

ADVISER:
Quaker Funds, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2017
$22,497,813

Top 10 Holdings* (% of net assets)
Altaba Inc.	9.3%
IEC Electronics Corp.	5.4%
CA Immobilien Anlagen AG	5.3%
Heineken Holding NV, Structured Note,
Expiration 2/27/2018	4.0%
MPM Holdings Inc.	3.1%
Advance Auto Parts Inc.	2.8%
The Procter & Gamble Co.	2.5%
BNP Paribas Fortis SA, 1.671%
(3 Month EURIBOR + 2.000%), Perpetual	2.3%
Liberty Ventures - Series A	2.2%
Twin Reefs Pass-Through Trust, 0.000%, Perpetual	2.1%
% Fund Total	39.0%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Global Tactical Allocation Fund  (QTRAX, QTRCX, QTRIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks to provide long-term growth of capital. The Fund invests in ETFs and common stocks of U.S. companies, ETF’s and ADRs of foreign companies, and individual bonds and ETFs of fixed income securities, without regard to market capitalization.

Average Annualized Total Return
										Commencement
	Gross	Net								of operations
	Expense	Expense	Inception							through
	Ratio*	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2017
				with	without	with	without	with	without	with	without
				sales	sales	sales	sales	sales	sales	sales	sales
				charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.43%	2.24%	5/1/08	-0.73%	5.05%	6.60%	7.81%	N/A	N/A	0.23%	0.82%
Class C	3.18%	2.99%	5/1/08	4.25%	4.25%	7.01%	7.01%	N/A	N/A	0.06%	0.06%
Institutional Class	2.18%	1.99%	7/23/08	5.30%	5.30%	8.10%	8.10%	N/A	N/A	2.41%	2.41%
MSCI World® Index**				22.40%	22.40%	11.64%	11.64%	N/A	N/A	5.64%	5.64%

*
As stated in the Prospectus dated October 30, 2017.  Has contractually agreed to waive the lesser of 0.30% of its fees or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees, interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) when they exceed 1.50% of the average daily net assets.  This agreement will continue in effect from October 30, 2017 to October 28, 2018 and may recoup previously waived expenses that it assumed within the three-year period.

**	The benchmark since inception returns are calculated since commencement of May 1, 2008 through December 31, 2017.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Morgan Stanley Capital International World Index (“MSCI World® Index”) measures developed-market equity performance throughout the world. The MSCI World® Index assumes reinvestment of all dividends and distributions.

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Global Tactical Allocation Fund  (QTRAX, QTRCX, QTRIX)

ADVISER:
Quaker Funds, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2017
$6,356,849

Top 10 Holdings* (% of net assets)
iShares MSCI United Kingdom ETF	3.5%
Verizon Communications Inc.	3.3%
QUALCOMM Inc.	3.2%
Microsoft Corp.	3.0%
PowerShares DB Commodity Index Tracking Fund	2.8%
AT&T Inc.	2.6%
Molson Coors Brewing Co.	2.2%
Twenty-First Century Fox Inc. Cl B	2.0%
General Motors Co.	1.9%
Microsemi Corp.	1.8%
% Fund Total	26.3%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Mid-Cap Value Fund  (QMCVX, QMCCX, QMVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell Midcap® Value Index.

Average Annualized Total Return
									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2017
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.39%	12/31/97	10.01%	16.43%	12.38%	13.66%	6.59%	7.19%	7.67%	7.98%
Class C	3.14%	7/31/00	15.56%	15.56%	12.80%	12.80%	6.40%	6.40%	8.19%	8.19%
Institutional Class	2.14%	11/21/00	16.72%	16.72%	13.94%	13.94%	7.46%	7.46%	9.46%	9.46%
Russell Midcap® Value Index**			13.34%	13.34%	14.68%	14.68%	9.10%	9.10%	9.64%	9.64%

*	As stated in the Prospectus dated October 30, 2017.
**	The benchmark since inception returns are calculated since commencement of December 31,1997 through December 31, 2017.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations approximately between $1.6 billion to $33.7 billion. The Russell Midcap® Value index assumes reinvestment of all dividends.

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Mid-Cap Value Fund  (QMCVX, QMCCX, QMVIX)

SUB-ADVISER:
Kennedy Capital Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2017
$7,136,012

Top 10 Holdings* (% of net assets)
Teledyne Technologies Inc.	2.5%
Reinsurance Group of America Inc. Cl A	2.5%
East West Bancorp Inc.	2.4%
ON Semiconductor Corp.	2.4%
Westlake Chemical Corp.	2.3%
Torchmark Corp.	2.3%
Huntington Bancshares Inc.	2.2%
Aqua America Inc.	2.1%
Reliance Steel & Aluminum Co.	2.1%
Snap-on Inc.	2.0%
% Fund Total	22.8%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Small-Cap Value Fund  (QUSVX, QSVCX, QSVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

Average Annualized Total Return
									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2017
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.22%	11/25/96	3.30%	9.30%	10.93%	12.20%	6.92%	7.53%	9.64%	9.94%
Class C	2.97%	7/28/00	8.51%	8.51%	11.35%	11.35%	6.73%	6.73%	8.70%	8.70%
Institutional Class	1.97%	9/12/00	9.57%	9.57%	12.48%	12.48%	7.80%	7.80%	9.14%	9.14%
Russell 2000® Index**			14.65%	14.65%	14.12%	14.12%	8.71%	8.71%	8.66%	8.66%

*	As stated in the Prospectus dated October 30, 2017.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2017.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000® Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Small-Cap Value Fund  (QUSVX, QSVCX, QSVIX)

SUB-ADVISER:
AJO, LP

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2017
$29,233,585

Top 10 Holdings* (% of net assets)
Aspen Technology Inc.	1.2%
Dana Inc.	1.2%
Lear Corp.	1.2%
Owens Corning	1.2%
CNO Financial Group Inc.	1.2%
Reinsurance Group of America Inc. Cl A	1.2%
Progress Software Corp.	1.2%
Portland General Electric Co.	1.1%
Cadence Design Systems Inc.	1.1%
Ryman Hospitality Properties Inc.	1.1%
% Fund Total	11.7%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks to provide long-term growth of capital.  The Fund invests primarily in the common stock of companies, which the Fund’s sub-adviser believes will provide a higher total return than that of the index.

Average Annualized Total Return
										Commencement
	Gross	Net								of operations
	Expense	Expense	Inception							through
	Ratio*	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2017
				with	without	with	without	with	without	with	without
				sales	sales	sales	sales	sales	sales	sales	sales
				charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.34%	2.22%	11/25/96	9.94%	16.33%	11.68%	12.95%	2.31%	2.89%	10.76%	11.06%
Class C	3.09%	2.97%	7/11/00	15.40%	15.40%	12.09%	12.09%	2.13%	2.13%	4.47%	4.47%
Institutional Class	2.09%	1.97%	7/20/00	16.58%	16.58%	13.22%	13.22%	3.13%	3.13%	5.43%	5.43%
S&P 500® Total Return Index**				21.83%	21.83%	15.79%	15.79%	8.50%	8.50%	8.18%	8.18%

*	As stated in the Prospectus dated October 30, 2017.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2017.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2017 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Strategic Growth Fund  (QUAGX, QAGCX, QAGIX)

SUB-ADVISER:
Los Angeles Capital Management and Equity Research, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2017
$68,530,833

Top 10 Holdings* (% of net assets)
Apple Inc.	5.7%
Alphabet Inc. Cl A & C	3.9%
Microsoft Corp.	3.2%
Facebook Inc. Cl A	2.4%
Intel Corp.	2.0%
FMC Corp.	1.8%
Deere & Co.	1.7%
McDonald’s Corp.	1.7%
Amazon.com Inc.	1.7%
Franklin Resources Inc.	1.6%
% Fund Total	25.7%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2017 SEMI-ANNUAL REPORT

Expense Information (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.   This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2017 through December 31, 2017.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number  in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.   You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(7/1/2017)	for the Period	(12/31/2017)	During Period*
Event Arbitrage
Example based on actual return of:
Class A	1.93%	$1,000.00	1.99%	$1,019.30	$10.13
Class C	1.53%	1,000.00	2.74%	1,015.30	13.92
Institutional Class	2.09%	1,000.00	1.74%	1,020.90	8.86
Hypothetical example based on assumed 5% return:
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Institutional Class		1,000.00	1.74%	1,016.43	8.84

2017 SEMI-ANNUAL REPORT

Expense Information (unaudited) (continued)

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(7/1/2017)	for the Period	(12/31/2017)	During Period*
Global Tactical Allocation
Example based on actual return of:
Class A	1.88%	$1,000.00	1.97%	$1,018.80	$10.02
Class C	1.51%	1,000.00	2.72%	1,015.10	13.82
Institutional Class	2.04%	1,000.00	1.72%	1,020.40	8.76
Hypothetical example based on assumed 5% return:
Class A		1,000.00	1.97%	1,015.27	10.01
Class C		1,000.00	2.72%	1,011.49	13.79
Institutional Class		1,000.00	1.72%	1,016.53	8.74
Mid-Cap Value
Example based on actual return of:
Class A	11.65%	1,000.00	2.49%	1,116.50	13.28
Class C	11.22%	1,000.00	3.24%	1,112.20	17.25
Institutional Class	11.79%	1,000.00	2.24%	1,117.90	11.96
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.49%	1,012.65	12.63
Class C		1,000.00	3.24%	1,008.87	16.41
Institutional Class		1,000.00	2.24%	1,013.91	11.37
Small-Cap Value
Example based on actual return of:
Class A	8.26%	1,000.00	2.27%	1,082.60	11.92
Class C	7.84%	1,000.00	3.02%	1,078.40	15.82
Institutional Class	8.41%	1,000.00	2.02%	1,084.10	10.61
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.27%	1,013.76	11.52
Class C		1,000.00	3.02%	1,009.98	15.30
Institutional Class		1,000.00	2.02%	1,015.02	10.26
Strategic Growth
Example based on actual return of:
Class A	9.98%	1,000.00	2.28%	1,099.80	12.07
Class C	9.56%	1,000.00	3.03%	1,095.60	16.00
Institutional Class	10.13%	1,000.00	2.03%	1,101.30	10.75
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.28%	1,013.71	11.57
Class C		1,000.00	3.03%	1,009.93	15.35
Institutional Class		1,000.00	2.03%	1,014.97	10.31

*
Expenses are equal to the Funds’ annualized six-month expense ratios multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

2017 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Event Arbitrage Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 70.4%
Common Stocks — 39.6%
Basic Materials — 3.5%
Chemicals — 3.5%
Linde AG f	500	$108,826
MPM Holdings Inc. (a)(b)	34,576	691,520
		800,346
Mining — 0.0%
Ahtium PLC (a) f *^	123,845,509	0
Sacre-Coeur Minerals Ltd. (a) f *^	109,444	0
		0
Total Basic Materials
(Cost $2,505,011)		800,346
Communications — 5.7%
Internet — 3.3%
30DC Inc. (a)•	50,000	325
comScore Inc. (a)(b)	8,500	242,250
Liberty Ventures - Series A (a)**	9,000	488,160
		730,735
Media — 1.6%
Discovery Communications
Inc. Cl A (a)(b)	8,000	179,040
DISH Network Corp. (a)	4,000	191,000
		370,040
Telecommunications — 0.8%
CenturyLink Inc. (b)	9,000	150,120
NII Holdings Inc. (a)	64,529	27,380
		177,500
Total Communications
(Cost $2,038,474)		1,278,275
Consumer, Cyclical — 5.7%
Auto Parts & Equipment — 0.1%
Exide Technologies (a) *^	5,926	15,000
Distribution/Wholesale — 0.7%
Medion AG f	8,011	153,551
Housewares — 0.6%
Newell Brands Inc. (b)	4,500	139,050
Retail — 4.3%
Advance Auto Parts Inc.	6,300	628,047
Chipotle Mexican Grill Inc. (a)**	1,200	346,836
		974,883
Total Consumer, Cyclical
(Cost $2,067,070)		1,282,484
Consumer, Non-cyclical — 9.3%
Agriculture — 0.0%
Black Earth Farming Ltd. (a) f *^	240,000	907
Cosmetics & Personal Care — 2.4%
The Procter & Gamble Co. (b)	6,000	551,280
Food — 1.7%
The Kraft Heinz Co.	5,000	388,800
Healthcare-Products — 1.2%
Strategic Environment Inc. (a)*^	43,000	21,930
Zimmer Biomet Holdings Inc. **	2,000	241,340
		263,270
Healthcare-Services — 1.3%
Brookdale Senior Living Inc. (a)	29,650	287,605
Pharmaceuticals — 2.7%
McKesson Europe AG f	11,796	373,508
Depomed Inc. (a)(b)	28,000	225,400
INYX Inc. (a)•	167,850	293
		599,201
Total Consumer, Non-cyclical
(Cost $2,446,639)		2,091,063
Diversified — 1.1%
Holding Companies — 1.1%
Silver Run Acquisition Corp. II (a)	22,800	238,146
Stoneleigh Partners
Acquisition Corp. (a)*^	400	0
		238,146
Total Diversified
(Cost $228,000)		238,146
Energy — 1.5%
Oil & Gas — 1.5%
Dommo Energia SA f •	55,075	13,493
Ocean Rig UDW, Inc. (a) f	12,178	326,371
		339,864
Total Energy
(Cost $933,767)		339,864
Financial — 7.4%
Diversified Financial Services — 0.6%
Guoco Group Ltd. f	10,000	128,506
Insurance — 1.4%
FGL Holdings (a) f	11,400	114,798
Stewart Information Services Corp. (b)	5,000	211,500
		326,298

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 39.6% (Continued)
Real Estate — 5.4%
CA Immobilien Anlagen AG f	38,800	$1,201,327
Safeway Casa Ley CVR (a)*^	47,000	10,575
Safeway Property Development
Center LLC CVR (a)*^	47,000	10,575
		1,222,477
Total Financial
(Cost $1,101,686)		1,677,281
Industrial — 5.4%
Electronics — 5.4%
IEC Electronics Corp. (a)	293,656	1,209,863
Total Industrial
(Cost $1,263,275)		1,209,863
Technology — 0.0%
Computers — 0.0%
Computer Horizons Corp. (a)*^	65,000	0
Total Technology
(Cost $0)		0
Escrow Shares — 0.0%
Exide Technologies (a)*^	1,777	0
Petrocorp Inc. (a)*^	200	0
Total Escrow Shares
(Cost $1,687)		0
Total Common Stocks
(Cost $12,585,609)		8,917,322
Closed-End Mutual Fund — 9.3%
Altaba Inc. (a)**	30,000	2,095,500
Total Closed-End Mutual Fund
(Cost $1,601,700)		2,095,500
Preferred Stocks — 2.8%
Energy — 0.0%
Oil & Gas — 0.0%
GeoMet Inc., Convertible Series A,
12.500%, Perpetual •	3	1
Total Energy
(Cost $17)		1
Financial — 2.8%
Insurance — 0.1%
MBIA Insurance Corp.,
4.707%, Perpetual (a)*#^	10	20,000
Mortgage Agencies — 2.7%
Federal Home Loan Mortgage Corp.,
Series F, 5.000%, Perpetual (a)	4,500	57,105
Federal Home Loan Mortgage Corp.,
Series M, 0.000%, Perpetual (a)	9,500	118,750
Federal Home Loan Mortgage Corp.,
Series Q, 0.000%, Perpetual (a)	1,000	12,550
Federal Home Loan Mortgage Corp.,
Series S, 0.000%, Perpetual (a)	25,000	281,500
Federal Home Loan Mortgage Corp.,
Series V, 5.570%, Perpetual (a)	8,300	52,871
Federal Home Loan Mortgage Corp.,
Series W, 5.660%, Perpetual (a)	2,674	17,248
Federal Home Loan Mortgage Corp.,
Series X, 6.020%, Perpetual (a)	10,000	64,200
		604,224
Total Financial
(Cost $1,099,271)		624,224
Total Preferred Stocks
(Cost $1,099,288)		624,225
Real Estate Investment Trust — 0.6%
New York REIT Inc.	33,000	129,690
Total Real Estate Investment Trust
(Cost $208,025)		129,690
Structured Note — 4.0%
Heineken Holding NV, Structured Note,
Expiration 2/27/2018 (a) •	212	890,260
Total Structured Note
(Cost $940,223)		890,260
Warrant — 0.0%
Financial — 0.0%
Insurance — 0.0%
FGL Holdings,
Expiration: 11/30/2022 (a) f	5,700	8,835
Total Warrant
(Cost $9,132)		8,835

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2017 (Unaudited)

	Par	Fair
	Value	Value
Asset Backed Securities — 1.0%
AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 2.342%
(1 Month LIBOR USD + 0.790%),
06/25/2030 •	$6,853	$6,011
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1, 2.257%
(1 Month LIBOR USD + 0.705%),
02/25/2035 •	184,418	175,533
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 1.872%
(1 Month LIBOR USD + 0.320%),
06/25/2047 +•	764,326	26,090
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 1.799%
(1 Month LIBOR USD + 0.240%),
04/15/2035 •	13,396	12,305
		219,939
Total Asset Backed Securities
(Cost $201,456)		219,939
Convertible Bond — 2.3%
Financial — 2.3%
Banks — 2.3%
BNP Paribas Fortis SA, 1.671%
(3 Month EURIBOR + 2.000%),
Perpetual f •	€500,000	512,934
Total Financial
(Cost $558,274)		512,934
Total Convertible Bond
(Cost $558,274)		512,934
Corporate Bonds — 8.5%
Consumer, Cyclical — 3.8%
Auto Parts & Equipment — 2.4%
Exide Technologies,
8.625%, 02/12/2018 *+^	$1,000,000	0
Exide Technologies, 11.000%
Cash or PIK, 04/30/2022# •	476,515	428,863
Exide Technologies, 7.000%
Cash or PIK, 04/30/2025 * •	176,975	108,840
		537,703
Retail — 1.4%
The Neiman Marcus Group LLC,
7.125%, 06/01/2028 •	500,000	311,250
Total Consumer, Cyclical
(Cost $1,023,144)		848,953
Consumer, Non-cyclical — 2.0%
Pharmaceuticals — 2.0%
Valeant Pharmaceuticals
International Inc.,
5.500%, 03/01/2023 f # •	500,000	457,500
Total Consumer, Non-cyclical
(Cost $401,370)		457,500
Energy — 0.4%
Oil & Gas — 0.4%
OGX Austria GMBH,
8.500%, 06/01/2018 f *+ •	3,500,000	35
Seadrill Ltd.,
5.625%, 09/15/2017 f *+ # •	550,000	93,500
		93,535
Total Energy
(Cost $206,966)		93,535
Financial — 2.3%
Diversified Financial Services — 2.3%
Hellas Telecommunications
Luxembourg II SCA,
0.000%, 01/15/2015 f *+#^	5,000,000	6,250
Lehman Brothers Holdings Inc.,
7.000%, 01/28/2020 +•	100,000	4,475
Lehman Brothers Holdings Inc.,
5.500%, 02/27/2020 +•	100,000	4,475
Lehman Brothers Holdings Inc.,
8.250%, 09/23/2020 +•	100,000	4,475
Lehman Brothers Holdings Inc.,
8.750%, 02/14/2023 +•	200,000	8,950
Lehman Brothers Holdings Inc.,
4.550%, 12/29/2099 +•	110,000	5,060
Lehman Brothers Holdings Inc.,
5.320%, 12/29/2099 +•	130,000	5,818
Twin Reefs Pass-Through Trust,
0.000%, Perpetual *+#^	1,000,000	480,000
		519,503
Venture Capital — 0.0%
Infinity Capital Group,
7.000%, 12/31/2049 *+^	25,000	0
Total Financial
(Cost $610,000)		519,503
Total Corporate Bonds
(Cost $2,241,480)		1,919,491

The accompanying notes are an integral part of the financial statements.
2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2017 (Unaudited)

	Par	Fair
	Value	Value
Escrow Notes — 0.0%
Mirant Corp. *+^	$20,000	$0
NewPage Corp. *+^	300,000	0
		0
Total Escrow Notes
(Cost $196,568)		0
Mortgage Backed Securities — 0.4%
Federal Home Loan
Mortgage Corp. Class IG,
Series 3756, 4.000%, 11/15/2037•	206,480	1,559
GSR Mortgage Loan Trust
Class B2, Series 2005-5F,
5.741%, 06/25/2035 ~•	564,497	82,128
		83,687
Total Mortgage Backed Securities
(Cost $533,479)		83,687
Municipal Bonds — 1.9%
Puerto Rico Public
Buildings Authority, Series C,
5.750%, 07/01/2019 +^	40,000	8,313
Puerto Rico Public
Buildings Authority, Series D,
5.250%, 07/01/2027 +^	60,000	12,470
Puerto Rico Public
Buildings Authority, Series D,
5.250%, 07/01/2036 +^	50,000	10,391
Puerto Rico Public
Buildings Authority, Series M,
6.000%, 07/01/2020 +^	30,000	6,235
Puerto Rico Public
Buildings Authority, Series N,
5.500%, 07/01/2024 +^	30,000	6,235
Puerto Rico Public
Buildings Authority, Series N,
5.500%, 07/01/2027 +^	55,000	11,431
Puerto Rico Public
Buildings Authority, Series N,
5.000%, 07/01/2037 +^	410,000	85,210
Puerto Rico Public
Buildings Authority, Series Q,
5.500%, 07/01/2037 +^	135,000	28,057
Puerto Rico Public
Buildings Authority, Series S,
5.000%, 07/01/2024 +^	85,000	17,666
Puerto Rico Public
Buildings Authority, Series S,
6.00%, 07/01/2041 +^	30,000	6,235
Puerto Rico Public
Buildings Authority, Series U,
5.000%, 07/01/2018 +^	50,000	10,391
University of Puerto Rico, Series P,
5.000%, 06/01/2018 •	100,000	72,750
University of Puerto Rico, Series P,
5.000%, 06/01/2019 •	85,000	54,187
University of Puerto Rico, Series P,
5.000%, 06/01/2020 •	30,000	18,825
University of Puerto Rico, Series P,
5.000%, 06/01/2024 * •	25,000	15,687
University of Puerto Rico, Series P,
5.000%, 06/01/2026 * •	10,000	6,275
University of Puerto Rico, Series P,
5.000%, 06/01/2030 * •	25,000	15,688
University of Puerto Rico, Series Q,
5.000%, 06/01/2021 •	15,000	9,413
University of Puerto Rico, Series Q,
5.000%, 06/01/2030 * •	25,000	15,688
University of Puerto Rico, Series Q,
5.000%, 06/01/2036 * •	30,000	18,825
		429,972
Total Municipal Bonds
(Cost $507,736)		429,972
Total Long-Term Investments
(Cost $20,682,970)		15,831,855

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2017 (Unaudited)

	Number
	of Contracts
	(100 Shares	Notional	Fair
	Per Contract)	Amount	Value
Purchased Options — 1.1%
Call Options — 0.9%
The Hain Celestial Group Inc., Expiration: January, 2018
Exercise Price: $38.00•	400	$1,695,600	$194,000
Valeant Pharmaceuticals International Inc., Expiration: January, 2018
Exercise Price: $30.00	100	207,800	300
Total Call Options
(Cost $216,878)			194,300
Put Options — 0.2%
CurrencyShares Euro Trust, Expiration: March, 2018
Exercise Price: $116.00	320	3,699,520	49,600
Total Put Options
(Cost $99,946)			49,600
Total Purchased Options
(Cost $316,824)			243,900
	Par
	Value
Bank Deposit Account — 3.8%
U.S. Bank N.A., 0.30%	$847,553		847,553
Total Bank Deposit Account
(Cost $847,553)			847,553
	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 7.2%
Mount Vernon Liquid Assets Portfolio LLC, 1.60% (c)(d)	1,629,245		1,629,245
Total Private Investment Co. Purchased with Proceeds from Securities Lending
(Cost 1,629,245)			1,629,245
Total Investments
(Cost $23,476,592) — 82.5%			18,552,553
Other Assets in Excess of Liabilities, Net 17.5%			3,945,260
Total Net Assets — 100.0%			$22,497,813
	Number
	of Shares
Schedule of Securities Sold Short (a)
Common Stocks
Communications — 8.1%
Internet —6.4%
Alibaba Group Holding Ltd. - ADR f	8,310		1,432,893
Media —1.7%
Liberty Broadband Corp. Cl C	4,452		379,133
Total Common Stocks			1,812,026
Total Securities Sold Short
(Proceeds $1,372,726)			$1,812,026

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2017 (Unaudited)

	Number
	of Contracts
	(100 Shares	Notional	Fair
	Per Contract)	Amount	Value
Written Options
Call Options
CurrencyShares Euro Trust, Expiration: March, 2018
Exercise Price: $116.00	320	$(3,699,520)	$48,320
The Hain Celestial Group Inc., Expiration: January, 2018
Exercise Price: $41.00	400	(1,695,600)	82,000
Total Call Options
(Premiums Received $101,182)			130,320
Total Written Options
(Premiums Received $101,182)			$130,320

ADR - American Depositary Receipt
CVR - Contingent Value Rights
€ - Euro
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $1,573,631. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	Rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions. Refer to Note 10 of Notes to Financial Statements for additional information.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $839,775, representing 3.7% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#
Indicates securities that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,486,113 representing 6.6% of net assets.

	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
~	Variable rate security. The coupon is based on an underlying pool of loans.
•	Level 2 securities.
^
Indicates a fair valued security. Total market value for fair valued securities is $767,871 representing 3.4% of net assets and Level 3 securities. Refer to Note 2 of Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Global Tactical Allocation Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 91.8%
Common Stocks — 30.1%
Basic Materials — 1.2%
Chemicals — 1.2%
The Mosaic Co.	3,000	$76,980
Total Basic Materials (Cost $81,430)		76,980
Communications — 7.9%
Media — 2.0%
Twenty-First Century Fox Inc. Cl B	3,700	126,244
Telecommunications — 5.9%
AT&T Inc.	4,200	163,296
Verizon Communications Inc.	4,000	211,720
		375,016
Total Communications
(Cost $474,579)		501,260
Consumer, Cyclical — 2.1%
Airlines — 0.2%
AMR Corp. Escrow (a)*^	7,600	14,744
Auto Manufacturers — 1.9%
General Motors Co.	3,000	122,970
Total Consumer, Cyclical
(Cost $106,023)		137,714
Consumer, Non-cyclical — 3.8%
Beverages — 2.2%
Molson Coors Brewing Co.	1,700	139,519
Food — 1.4%
Nestle SA f	1,000	85,970
Pharmaceuticals — 0.2%
Mallinckrodt PLC (a) f	600	13,536
Total Consumer, Non-cyclical
(Cost $274,028)		239,025
Diversified — 1.0%
Holding Companies — 1.0%
CK Hutchison Holdings Ltd. f	5,000	62,775
Total Diversified (Cost $60,044)		62,775
Energy — 4.8%
Pipelines — 4.8%
Andeavor Logistics LP	635	29,331
Cheniere Energy Partners LP	1,229	36,427
Enbridge Inc. f	831	32,501
Enterprise Products Partners LP	1,392	36,902
Magellan Midstream Partners LP	522	37,031
MPLX LP	980	34,761
ONEOK Inc.	832	44,470
Plains All American Pipeline LP	1,105	22,807
Western Gas Partners LP	615	29,575
		303,805
Total Energy (Cost $314,480)		303,805
Industrial — 1.3%
Miscellaneous Manufacturing — 1.3%
General Electric Co.	4,800	83,760
Total Industrial (Cost $144,658)		83,760
Technology — 8.0%
Semiconductors — 5.0%
Microsemi Corp. (a)	2,200	113,630
QUALCOMM Inc.	3,200	204,864
		318,494
Software — 3.0%
Microsoft Corp.	2,200	188,188
Total Technology (Cost $436,386)		506,682
Total Common Stocks
Cost ($1,891,628)		1,912,001
Closed-End Mutual Fund — 0.5%
Ares Capital Corp.	2,242	35,244
Total Closed-End Mutual Fund
Cost ($35,547)		35,244
Exchange Traded Funds — 6.3%
iShares MSCI United Kingdom ETF	6,250	223,875
PowerShares DB Commodity
Index Tracking Fund (a)	10,760	178,724
Total Exchange Traded Funds
Cost ($369,732)		402,599
Preferred Stocks — 4.2%
Consumer, Cyclical — 1.3%
Auto Manufacturers — 1.3%
Porsche Automobil
Holding SE - ADR f	10,000	83,350
Total Consumer, Cyclical
(Cost $52,502)		83,350
Energy — 0.4%
Pipelines — 0.4%
Kinder Morgan Inc.,
Convertible, Series A, 9.750%	729	27,673
Total Energy (Cost $35,518)		27,673

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Preferred Stocks — 4.2% (Continued)
Financial — 1.2%
Banks — 0.6%
Barclays Bank PLC,
Series 5, 8.125%, Perpetual f	1,365	$36,404
Insurance — 0.6%
PartnerRe Ltd.,
Series I, 5.875%, Perpetual f	1,485	39,011
Real Estate Investment Trusts — 1.3%
Public Storage,
Series V, 5.375%, Perpetual	1,620	40,840
Taubman Centers Inc.,
Series K, 6.250%, Perpetual	1,490	37,593
		78,433
Total Financial (Cost $147,138)		153,848
Total Preferred Stocks
Cost ($235,158)		264,871
Real Estate Investment Trusts — 7.7%
Apartment Investment &
Management Co.	1,514	66,177
Colony NorthStar Inc., Cl A	4,344	49,565
Digital Realty Trust Inc.	743	84,628
Lamar Advertising Co.	921	68,375
MGM Growth Properties LLC	2,500	72,875
Prologis Inc.	1,244	80,250
Weyerhaeuser Co.	1,960	69,110
		490,980
Total Real Estate Investment Trusts
Cost ($425,955)		490,980
	Par
	Value
Corporate Bonds — 43.0%
Basic Materials — 2.2%
Chemicals — 2.2%
CF Industries Inc.,
3.450%, 06/01/2023 •	$70,000	69,037
Monsanto Co.,
2.750%, 07/15/2021 •	70,000	70,313
		139,350
Total Basic Materials
(Cost $134,027)		139,350
Communications — 5.3%
Internet — 1.1%
eBay Inc., 2.200%, 08/01/2019 •	70,000	69,825
Media — 1.2%
Discovery Communications LLC,
4.375%, 06/15/2021 •	70,000	73,233
Telecommunications — 3.0%
AT&T Inc., 2.800%, 02/17/2021 •	70,000	70,310
CenturyLink Inc., Series Y,
7.500%, 04/01/2024 •	70,000	69,825
Frontier Communications Corp.,
11.000%, 09/15/2025 •	70,000	51,450
		191,585
Total Communications
(Cost $358,409)		334,643
Consumer, Cyclical — 2.6%
Home Builders — 1.3%
KB Home, 7.500%, 09/15/2022 •	70,000	79,625
Retail — 1.3%
JC Penney Corp. Inc.,
5.650%, 06/01/2020 •	70,000	63,875
Toys R Us Inc.,
7.375%, 10/15/2018 •	66,000	21,120
		84,995
Total Consumer, Cyclical
(Cost $209,666)		164,620
Consumer, Non-cyclical — 10.2%
Agriculture — 1.2%
Altria Group Inc.,
4.750%, 05/05/2021 •	70,000	75,067
Beverages — 1.1%
Molson Coors Brewing Co.,
2.100%, 07/15/2021 •	70,000	68,609
Biotechnology — 1.2%
Gilead Sciences Inc.,
4.400%, 12/01/2021 •	70,000	74,658
Commercial Services — 2.3%
Quad Graphics Inc.,
7.000%, 05/01/2022 •	70,000	72,450
RR Donnelley & Sons Co.,
7.000%, 02/15/2022 •	70,000	72,275
		144,725

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2017 (Unaudited)

	Par	Fair
	Value	Value
Corporate Bonds — 43.0% (Continued)
Food — 2.2%
Campbell Soup Co.,
4.250%, 04/15/2021 •	$70,000	$73,373
SUPERVALU Inc.,
6.750%, 06/01/2021 •	70,000	69,738
		143,111
Healthcare-Services — 1.2%
Cigna Corp., 4.500%, 03/15/2021 •	70,000	73,574
Pharmaceuticals — 1.0%
Teva Pharmaceutical Finance
Netherlands III BV,
2.200%, 07/21/2021 f •	70,000	63,943
Total Consumer, Non-cyclical
(Cost $643,257)		643,687
Energy — 4.2%
Oil & Gas — 4.2%
Apache Corp., 3.625%, 02/01/2021 •	70,000	71,663
Chevron Corp., 2.100%, 05/16/2021 •	70,000	69,427
Ensco PLC, 4.500%, 10/01/2024 f •	70,000	58,800
Shell International Finance BV,
1.875%, 05/10/2021 f •	70,000	68,971
		268,861
Total Energy (Cost $271,594)		268,861
Financial — 10.2%
Banks — 6.9%
Bank of America Corp.,
2.625%, 10/19/2020 •	80,000	80,672
Bank of Montreal, 1.990%
(3 Month LIBOR USD + 0.610%),
07/31/2018 f•	70,000	70,190
Citigroup Inc., 2.350%, 08/02/2021 •	70,000	69,237
The Goldman Sachs Group Inc., 2.523%
(3 Month LIBOR USD + 1.160%),
04/23/2020 •	70,000	71,079
JPMorgan Chase & Co.,
4.350%, 08/15/2021 •	70,000	74,243
Wells Fargo & Co., 2.525%
(3 Month LIBOR USD + 1.010%),
12/07/2020•	70,000	71,248
		436,669
Insurance — 1.1%
Genworth Holdings Inc.,
6.515%, 05/22/2018 •	70,000	70,000
Private Equity — 1.1%
Icahn Enterprises LP,
6.000%, 08/01/2020 •	70,000	71,990
Real Estate Investment Trusts — 1.1%
Simon Property Group LP,
2.500%, 07/15/2021 •	70,000	70,178
Total Financial (Cost $645,200)		648,837
Industrial — 2.2%
Engineering & Construction — 1.1%
MasTec Inc.,
4.875%, 03/15/2023 •	70,000	71,400
Machinery-Diversified — 1.1%
Xerium Technologies Inc.,
9.500%, 08/15/2021 •	70,000	70,875
Total Industrial (Cost $139,732)		142,275
Technology — 4.9%
Computers — 1.0%
Seagate HDD Cayman,
4.875%, 06/01/2027 f •	65,000	62,151
Office & Business Equipment — 1.1%
Xerox Corp., 4.500%, 05/15/2021 •	70,000	73,140
Semiconductors — 1.1%
Analog Devices Inc.,
2.500%, 12/05/2021 •	70,000	69,311
Software — 1.7%
BMC Software Inc.,
7.250%, 06/01/2018 •	37,000	37,462
Oracle Corp.,
1.900%, 09/15/2021 •	70,000	68,895
		106,357
Total Technology (Cost $307,708)		310,959
Utilities — 1.2%
Electric — 1.2%
DPL Inc., 7.250%, 10/15/2021 •	70,000	77,700
Total Utilities (Cost $71,941)		77,700
Total Corporate Bonds
Cost ($2,781,534)		2,730,932

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2017 (Unaudited)

	Par	Fair
	Value	Value
Mortgage Backed Security — 0.0%
Federal Home Loan
Mortgage Corp., Class IG,
Series 3756, 4.000%, 11/15/2037 •	$181,123	$1,367
Total Mortgage Backed Security
Cost ($14,070)		1,367
Total Long-Term Investments
Cost ($5,753,624)		5,837,994
Bank Deposit Account — 10.0%
U.S. Bank N.A., 0.30%	633,506	633,506
Total Bank Deposit Account
Cost ($633,506)		633,506
Total Investments
(Cost $6,387,130) — 101.8%		6,471,500
Liabilities in Excess
of Other Assets, Net (1.8)%		(114,651)
Total Net Assets — 100.0%		$6,356,849

ADR - American Depositary Receipt
(a)	Non-income producing security.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $14,744, representing 0.2% of net assets.
	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
•	Level 2 securities.
^
Indicates a fair valued security. Total market value for fair valued securities is $14,744, representing 0.2% of net assets and Level 3 securities. Refer to Note 2 of Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Mid-Cap Value Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 97.6%
Common Stocks — 86.2%
Basic Materials — 6.0%
Chemicals — 2.4%
Westlake Chemical Corp.	1,563	$166,507
Iron & Steel — 3.6%
Reliance Steel & Aluminum Co.	1,712	146,872
Steel Dynamics Inc.	2,599	112,095
		258,967
Total Basic Materials (Cost $281,696)		425,474
Consumer, Cyclical — 13.1%
Auto Manufacturers — 1.9%
PACCAR Inc. (b)	1,866	132,635
Auto Parts & Equipment — 3.5%
The Goodyear Tire & Rubber Co.	3,427	110,726
Lear Corp. (b)	809	142,918
		253,644
Home Furnishings — 0.9%
Whirlpool Corp.	372	62,734
Leisure Time — 3.1%
Brunswick Corp.	2,205	121,760
Norwegian Cruise Line
Holdings Ltd. (a)(b) f	1,828	97,341
		219,101
Retail — 1.2%
Casey’s General Stores Inc. (b)	775	86,753
Textiles — 1.0%
Mohawk Industries Inc. (a)(b)	271	74,769
Toys/Games & Hobbies — 1.5%
Hasbro Inc.	1,165	105,887
Total Consumer, Cyclical
(Cost $791,644)		935,523
Consumer, Non-cyclical — 7.0%
Biotechnology — 1.3%
United Therapeutics Corp. (a)(b)	619	91,581
Food — 2.7%
Ingredion Inc.	822	114,916
US Foods Holding Corp. (a)(b)	2,310	73,758
		188,674
Healthcare-Products — 1.4%
STERIS PLC f	1,158	101,290
Healthcare-Services — 1.6%
Centene Corp. (a)(b)	1,142	115,205
Total Consumer, Non-cyclical
(Cost $383,388)		496,750
Energy — 9.0%
Oil & Gas — 7.8%
Andeavor	1,051	120,171
Concho Resources Inc. (a)(b)	879	132,043
Diamond Offshore Drilling Inc. (a)(b)	1,855	34,485
Helmerich & Payne Inc. (b)	1,832	118,421
Marathon Oil Corp.	5,386	91,185
Newfield Exploration Co. (a)(b)	1,976	62,303
		558,608
Oil & Gas Services — 1.2%
RPC Inc. (b)	3,356	85,679
Total Energy (Cost $546,615)		644,287
Financial — 16.2%
Banks — 8.0%
Bank of the Ozarks Inc.	2,349	113,809
East West Bancorp Inc.	2,829	172,088
Huntington Bancshares Inc.	10,650	155,064
PacWest Bancorp	2,579	129,982
		570,943
Diversified Financial Services — 1.7%
T. Rowe Price Group Inc. (b)	1,184	124,237
Insurance — 6.5%
Lincoln National Corp.	1,585	121,839
Reinsurance Group of America Inc. Cl A	1,139	177,604
Torchmark Corp.	1,803	163,550
		462,993
Total Financial (Cost $737,634)		1,158,173
Industrial — 17.7%
Aerospace & Defense — 2.6%
Teledyne Technologies Inc. (a)(b)	999	180,969
Building Materials — 2.0%
Eagle Materials Inc.	1,279	144,910
Electronics — 4.4%
Avnet Inc.	2,214	87,719
Garmin Ltd. (b) f	1,766	105,201
Trimble Inc. (a)(b)	3,007	122,204
		315,124

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Mid-Cap Value Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 86.2% (Continued)
Hand & Machine Tools — 2.0%
Snap-on Inc. (b)	833	$145,192
Machinery-Diversified — 1.9%
Roper Technologies Inc.	522	135,198
Miscellaneous Manufacturing — 1.2%
Carlisle Cos. Inc.	769	87,397
Transportation — 3.6%
Kirby Corp. (a)(b)	2,017	134,736
Old Dominion Freight Line Inc.	919	120,894
		255,630
Total Industrial (Cost $957,994)		1,264,420
Technology — 8.0%
Computers — 1.2%
CSRA Inc. (b)	2,847	85,182
Semiconductors — 5.8%
Marvell Technology Group Ltd. f	5,583	119,867
ON Semiconductor Corp. (a)(b)	8,081	169,216
Skyworks Solutions Inc. (b)	1,314	124,765
		413,848
Software — 1.0%
Akamai Technologies Inc. (a)(b)	1,059	68,877
Total Technology (Cost $450,050)		567,907
Utilities — 9.2%
Electric — 5.4%
CenterPoint Energy Inc.	3,836	108,789
DTE Energy Co.	1,267	138,686
Xcel Energy Inc.	2,883	138,701
		386,176
Gas — 1.7%
UGI Corp.	2,590	121,601
Water — 2.1%
Aqua America Inc.	3,848	150,957
Total Utilities (Cost $466,691)		658,734
Total Common Stocks
(Cost $4,615,712)		6,151,268
Real Estate Investment Trusts — 11.4%
Alexandria Real Estate Equities Inc.	1,086	141,821
AvalonBay Communities Inc.	520	92,773
Brixmor Property Group Inc.	4,969	92,721
CyrusOne Inc.	2,147	127,811
Duke Realty Corp.	4,415	120,132
Gaming and Leisure Properties Inc.	3,094	114,478
Sun Communities Inc.	1,361	126,274
		816,010
Total Real Estate Investment Trusts
(Cost $685,208)		816,010
Total Long-Term Investments
(Cost $5,300,920)		6,967,278
	Par
	Value
Bank Deposit Account — 2.4%
U.S. Bank N.A., 0.30%	$167,300	167,300
Total Bank Deposit Account
(Cost $167,300)		167,300
	Units
Private Investment Co. Purchased with
Proceeds from Securities Lending — 20.9%
Mount Vernon Liquid Assets
Portfolio LLC., 1.60% (c)(d)	1,492,470	1,492,470
Total Private Investment Co. Purchased
with Proceeds from Securities Lending
(Cost 1,492,470)		1,492,470
Total Investments
(Cost $6,960,690) — 120.9%		8,627,048
Liabilities in Excess
of Other Assets, Net (20.9)%		(1,491,036)
Total Net Assets — 100.0%		$7,136,012
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $1,451,889. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions. Refer to Note 10 of Notes to the Financial Statements for additional information.
f	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Small-Cap Value Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 93.5%
Basic Materials — 4.3%
Chemicals — 2.6%
AdvanSix Inc. (a)	3,462	$145,646
Cabot Corp.	3,348	206,203
CSW Industrials Inc. (a)	3,477	159,768
Koppers Holdings Inc. (a)	1,366	69,530
Orion Engineered Carbons SA f	6,680	171,008
		752,155
Forest Products & Paper — 1.0%
Mercer International Inc.	12,965	185,400
Verso Corp. (a)	6,267	110,111
		295,511
Iron & Steel — 0.3%
Shiloh Industries Inc. (a)	8,780	71,996
Mining — 0.4%
Taseko Mines Ltd. (a) f	55,790	129,991
Total Basic Materials
(Cost $1,072,926)		1,249,653
Communications — 5.6%
Advertising — 0.3%
Telaria Inc. (a)	20,661	83,264
Internet — 2.4%
AutoWeb Inc. (a)	6,502	58,583
DHI Group Inc. (a)	41,639	79,114
New Media Investment Group Inc.	2,536	42,554
Quarterhill Inc. f	54,652	100,560
QuinStreet Inc. (a)	10,557	88,467
Travelzoo Inc. (a)	8,046	51,897
Web.com Group Inc. (a)(b)	6,931	151,096
XO Group Inc. (a)	983	18,146
Zix Corp. (a)(b)	25,797	112,991
		703,408
Media — 2.2%
Gannett Co. Inc.	9,332	108,158
John Wiley & Sons Inc.	2,764	181,733
News Corp. Cl A	14,405	233,505
tronc Inc. (a)	7,770	136,674
		660,070
Telecommunications — 0.7%
Spok Holdings Inc.	1,359	21,269
Telephone & Data Systems Inc.	6,320	175,696
		196,965
Total Communications
(Cost $1,862,402)		1,643,707
Consumer, Cyclical — 13.6%
Apparel — 0.5%
Michael Kors Holdings Ltd. (a)f	2,413	151,898
Auto Manufacturers — 0.6%
Wabash National Corp. (b)	8,011	173,839
Auto Parts & Equipment — 4.9%
Commercial Vehicle Group Inc. (a)	12,679	135,539
Dana Inc.	11,330	362,673
Lear Corp. (b)	2,023	357,383
Miller Industries Inc.	4,278	110,372
Tenneco Inc.	4,886	286,026
Tower International Inc.	5,781	176,610
		1,428,603
Distribution/Wholesale — 0.4%
H&E Equipment Services Inc.	2,524	102,601
Entertainment — 0.8%
International Speedway Corp.	6,039	240,654
Home Builders — 1.0%
M/I Homes Inc. (a)	8,300	285,520
Leisure Time — 1.2%
Johnson Outdoors Inc.	1,500	93,135
MCBC Holdings Inc. (a)	9,627	213,912
Town Sports International
Holdings Inc. (a)	8,591	47,680
		354,727
Lodging — 1.0%
Century Casinos Inc. (a)	12,906	117,832
La Quinta Holdings Inc. (a)	9,722	179,468
		297,300
Office Furnishings — 0.6%
Interface Inc.	7,010	176,302
Retail — 2.6%
Abercrombie & Fitch Co. (b)	6,049	105,434
Chico’s FAS Inc. (b)	11,504	101,465
Citi Trends Inc.	3,759	99,463
Haverty Furniture Cos. Inc.	3,480	78,822

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 93.5% (Continued)
Retail (Continued)
Office Depot Inc.	17,191	$60,856
Rush Enterprises Inc. (a)	4,027	204,612
Shoe Carnival Inc.	3,521	94,187
		744,839
Total Consumer, Cyclical
(Cost $3,384,871)		3,956,283
Consumer, Non-cyclical — 20.6%
Agriculture — 0.3%
Turning Point Brands Inc.	3,714	78,477
Biotechnology — 3.6%
CytomX Therapeutics Inc. (a)	4,585	96,789
Exelixis Inc. (a)	4,252	129,261
Innoviva Inc. (a)(b)	16,082	228,204
MEI Pharma Inc. (a)	41,036	86,176
OvaScience Inc. (a)	61,357	85,900
Pieris Pharmaceuticals Inc. (a)	14,514	109,581
Retrophin Inc. (a)	5,189	109,332
RTI Surgical Inc. (a)	19,969	81,873
Vericel Corp. (a)(b)	20,530	111,888
		1,039,004
Commercial Services — 5.5%
Aaron’s Inc. (b)	4,304	171,514
CAI International Inc. (a)	3,964	112,261
Colliers International Group Inc. f	2,300	138,805
CorVel Corp. (a)	3,155	166,900
Ennis Inc. (b)	8,120	168,490
Heidrick & Struggles International Inc.	3,709	91,056
Herc Holdings Inc. (a)	1,710	107,063
Korn/Ferry International	6,476	267,977
Medifast Inc.	1,154	80,561
RPX Corp.	15,723	211,317
Vectrus Inc. (a)	2,991	92,272
		1,608,216
Food — 1.6%
Dean Foods Co.	13,289	153,621
Ingredion Inc. (b)	947	132,390
Sanderson Farms Inc. (b)	1,441	199,982
		485,993
Healthcare-Products — 2.1%
Haemonetics Corp. (a)	3,771	219,019
Meridian Bioscience Inc. (b)	10,478	146,692
Orthofix International NV (a)f	4,361	238,547
		604,258
Healthcare-Services — 1.2%
Nobilis Health Corp. (a)(b)f	47,393	63,980
The Providence Services Corp. (a)	3,641	216,057
Psychemedics Corp.	4,075	83,782
		363,819
Pharmaceuticals — 6.3%
Aquinox Pharmaceuticals Inc. (a)	8,209	96,538
BioSpecifics Technologies Corp. (a)	2,589	112,181
Catalent Inc. (a)	6,144	252,396
Catalyst Pharmaceuticals Inc. (a)	36,774	143,786
Eagle Pharmaceuticals Inc. (a)(b)	1,823	97,385
Enanta Pharmaceuticals Inc. (a)	2,536	148,812
Endo International PLC (a)f	15,457	119,792
Jazz Pharmaceuticals PLC (a)(b)f	497	66,921
Mallinckrodt PLC (a)(b)f	4,153	93,692
Ophthotech Corp. (a)	30,800	96,096
Phibro Animal Health Corp.	5,151	172,558
Taro Pharmaceutical
Industries Ltd. (a)f	1,374	143,872
Valeant Pharmaceuticals
International Inc. (a)f	4,053	84,221
Vanda Pharmaceuticals Inc. (a)	11,696	177,779
VIVUS Inc. (a)	86,205	43,327
		1,849,356
Total Consumer, Non-cyclical
(Cost $5,550,927)		6,029,123
Diversified — 0.7%
Holding Companies — 0.7%
Leucadia National Corp.	7,855	208,079
Total Diversified (Cost $203,863)		208,079
Energy — 3.7%
Coal — 0.3%
Cloud Peak Energy Inc. (a)(b)	20,479	91,132
Energy-Alternate Sources — 0.7%
Renewable Energy Group Inc. (a)	13,010	153,518
REX American Resources Corp. (a)(b)	666	55,138
		208,656
Oil & Gas — 1.6%
Par Pacific Holdings Inc. (a)	9,325	179,786
PBF Energy Inc.	1,929	68,383
QEP Resources Inc. (a)	9,994	95,642
SRC Energy Inc. (a)(b)	3,460	29,514

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 93.5% (Continued)
Oil & Gas (Continued)
W&T Offshore Inc. (a)	30,855	$102,130
		475,455
Oil & Gas Services — 1.1%
Archrock Inc.	7,212	75,726
Exterran Corp. (a)	4,775	150,126
McDermott International Inc. (a)(b)f	10,544	69,379
North American Energy Partners Inc. f	2,705	13,390
		308,621
Total Energy (Cost $977,256)		1,083,864
Financial — 17.3%
Banks — 5.9%
The Bancorp Inc. (a)	18,754	185,290
Central Pacific Financial Corp.	9,242	275,689
Century Bancorp Inc.	1,241	97,108
Financial Institutions Inc.	5,055	157,211
First Internet Bancorp	493	18,808
Independent Bank Corp.	7,761	173,458
Old Second Bancorp Inc.	10,413	142,137
QCR Holdings Inc. (b)	1,053	45,121
Republic Bancorp Inc.	2,377	90,374
Sierra Bancorp	2,470	65,603
State Bank Financial Corp.	6,419	191,543
Synovus Financial Corp.	702	33,654
TriCo Bancshares	4,461	168,893
TrustCo Bank Corp.	10,086	92,791
		1,737,680
Diversified Financial Services — 2.4%
Enova International Inc. (a)	2,791	42,423
Lazard Ltd. f	5,792	304,080
OM Asset Management PLC f	15,490	259,458
Oppenheimer Holdings Inc.	3,604	96,587
		702,548
Insurance — 6.3%
American Equity
Investment Life Holding Co. (b)	9,151	281,210
Assured Guaranty Ltd. f	7,204	244,000
CNO Financial Group Inc. (b)	13,965	344,796
Reinsurance Group of America Inc. Cl A	2,202	343,358
Third Point Reinsurance Ltd. (a)f	2,160	31,644
Torchmark Corp.	3,123	283,287
Voya Financial Inc.	6,118	302,657
		1,830,952
Real Estate — 2.1%
FirstService Corp. f	3,500	244,720
Jones Lang LaSalle Inc.	1,375	204,779
RMR Group Inc.	2,993	177,485
		626,984
Savings & Loans — 0.6%
Riverview Bancorp Inc.	11,573	100,338
United Community Financial Corp.	6,718	61,335
		161,673
Total Financial (Cost $4,294,643)		5,059,837
Industrial — 15.5%
Aerospace & Defense — 1.1%
Moog Inc. (a)	3,655	317,437
Building Materials — 3.1%
Armstrong Flooring Inc. (a)	5,768	97,594
Boise Cascade Co.	6,004	239,560
Louisiana-Pacific Corp. (a)(b)	7,946	208,662
Owens Corning	3,836	352,682
		898,498
Electronics — 4.2%
Allied Motion Technologies Inc.	2,394	79,217
CTS Corp.	5,548	142,861
Electro Scientific Industries Inc. (a)	7,013	150,289
Jabil Inc. (b)	8,165	214,331
Kimball Electronics Inc. (a)	6,902	125,961
Orbotech Ltd. (a)f	3,670	184,381
Vishay Intertechnology Inc.	15,530	322,248
		1,219,288
Engineering & Construction — 0.5%
Argan Inc.	3,238	145,710
Machinery-Diversified — 1.1%
Alamo Group Inc.	2,013	227,207
Ichor Holdings Ltd. (a)f	3,419	84,108
		311,315
Metal Fabricate & Hardware — 0.5%
Global Brass & Copper Holdings Inc. (b)	4,942	163,580
Miscellaneous Manufacturing — 1.5%
Core Molding Technologies Inc.	4,047	87,820
EnPro Industries Inc.	863	80,699
FreightCar America Inc.	3,137	53,580
Trinseo SA f	3,151	228,762
		450,861

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 93.5% (Continued)
Transportation — 3.5%
ArcBest Corp.	3,049	$109,002
Covenant Transportation
Group Inc. (a)(b)	3,162	90,844
Forward Air Corp.	3,561	204,544
Marten Transport Ltd.	10,436	211,851
Ryder System Inc.	3,769	317,236
USA Truck Inc. (a)	4,929	89,363
		1,022,840
Total Industrial (Cost $3,923,289)		4,529,529
Technology — 9.4%
Computers — 0.4%
ExlService Holdings Inc. (a)	497	29,994
Finjan Holdings Inc. (a)	40,479	87,434
		117,428
Semiconductors — 3.6%
Alpha & Omega
Semiconductor Ltd. (a)f	8,195	134,070
Amkor Technology Inc. (a)(b)	16,056	161,363
Cohu Inc.	1,223	26,845
Diodes Inc. (a)	7,382	211,642
inTEST Corp. (a)	10,895	94,242
Kulicke & Soffa Industries Inc. (a)	6,660	162,071
Nova Measuring Instruments Ltd. (a)f	2,935	76,046
Photronics Inc. (a)	20,132	171,625
		1,037,904
Software — 5.4%
American Software Inc.	8,610	100,134
Aspen Technology Inc. (a)	5,492	363,571
Cadence Design Systems Inc. (a)	7,948	332,385
MicroStrategy Inc. (a)	1,457	191,304
Pointer Telocation Ltd. (a)f	5,204	96,794
Progress Software Corp. (b)	8,007	340,858
QAD Inc.	3,843	149,301
		1,574,347
Total Technology
(Cost $2,298,139)		2,729,679
Utilities — 2.8%
Electric — 2.1%
AES Corp.	23,673	256,379
Pinnacle West Capital Corp.	293	24,958
Portland General Electric Co.	7,332	334,192
		615,529
Gas — 0.7%
Southwest Gas Corp.	80	6,438
UGI Corp.	4,382	205,735
		212,173
Total Utilities (Cost $759,362)		827,702
Total Common Stocks
(Cost $24,327,678)		27,317,456
Real Estate Investment Trusts — 5.2%
Ashford Hospitality Trust Inc.	29,546	198,844
DiamondRock Hospitality Co. (b)	23,568	266,083
Gaming and Leisure Properties Inc.	5,474	202,538
Rexford Industrial Realty Inc.	7,793	227,244
Ryman Hospitality Properties Inc.	4,684	323,290
Xenia Hotels & Resorts Inc.	14,171	305,952
		1,523,951
Total Real Estate Investment Trusts
(Cost $1,457,026)		1,523,951
Total Long-Term Investments
(Cost $25,784,704)		28,841,407

	Par
	Value
Bank Deposit Account — 1.9%
U.S. Bank N.A., 0.30%	$567,393	567,393
Total Bank Deposit Account
(Cost $567,393)		567,393

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2017 (Unaudited)

		Fair
	Units	Value
Private Investment Co. Purchased with
Proceeds from Securities Lending — 15.3%
Mount Vernon Liquid Assets
Portfolio LLC, 1.60% (c)(d)	4,487,434	$4,487,434
Total Private Investment Co. Purchased
with Proceeds from Securities Lending
(Cost 4,487,434)		4,487,434
Total Investments
(Cost $30,839,531) — 115.9%		33,896,234
Liabilities in Excess
of Other Assets, Net (15.9)%		(4,662,649)
Total Net Assets — 100.0%		$29,233,585

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $4,325,132. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions. Refer to Note 10 of Notes to the Financial Statements for additional information.
f	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Strategic Growth Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.8%
Common Stocks — 97.5%
Basic Materials — 5.8%
Chemicals — 4.5%
AdvanSix Inc. (a)	128	$5,385
Air Products & Chemicals Inc.	1,750	287,140
Albemarle Corp. (b)	1,450	185,440
DowDuPont Inc.	5,410	385,300
Eastman Chemical Co.	130	12,043
FMC Corp. (b)	12,804	1,212,027
LyondellBasell Industries NV f	2,965	327,099
PPG Industries Inc. (b)	2,000	233,640
Praxair Inc.	2,760	426,917
		3,074,991
Mining — 1.3%
Freeport-McMoRan Inc. (a)	26,780	507,749
Newmont Mining Corp.	10,790	404,841
		912,590
Total Basic Materials
(Cost $3,459,379)		3,987,581
Communications — 12.0%
Internet — 9.4%
Alphabet Inc. Cl A (a)	1,235	1,300,949
Alphabet Inc. Cl C (a)	1,303	1,363,459
Amazon.com Inc. (a)	968	1,132,047
eBay Inc. (a)	15,670	591,386
Facebook Inc. Cl A (a)	9,134	1,611,785
Netflix Inc. (a)	1,022	196,183
The Priceline Group Inc. (a)	150	260,661
VeriSign Inc. (a)(b)	120	13,733
		6,470,203
Media — 0.3%
News Corp. - Cl B	10,596	175,894
Telecommunications — 2.3%
Cisco Systems Inc.	16,390	627,737
Juniper Networks Inc.	11,100	316,350
LogMeIn Inc.	232	26,564
Motorola Solutions Inc.	2,860	258,372
Verizon Communications Inc.	6,443	341,028
		1,570,051
Total Communications
(Cost $6,938,671)		8,216,148
Consumer, Cyclical — 8.7%
Airlines — 0.6%
AMR Corp. Escrow (a)*^	211,235	409,796
Apparel — 0.2%
Michael Kors Holdings Ltd. (a)f	2,370	149,191
Auto Parts & Equipment — 0.1%
BorgWarner Inc.	1,370	69,993
Home Builders — 0.1%
DR Horton Inc.	610	31,153
PulteGroup Inc.	640	21,280
		52,433
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. f	770	91,845
Lodging — 0.1%
Hilton Worldwide Holdings Inc.	600	47,916
Wyndham Worldwide Corp.	170	19,698
		67,614
Retail — 6.9%
Advance Auto Parts Inc.	680	67,789
CVS Health Corp.	14,520	1,052,700
Foot Locker Inc. (b)	9,900	464,112
The Gap Inc. (b)	10	341
The Home Depot Inc.	1,070	202,797
Kohl’s Corp. (b)	4,090	221,801
L Brands Inc. (b)	100	6,022
Lowe’s Cos. Inc.	1,350	125,469
Macy’s Inc. (b)	3,890	97,989
McDonald’s Corp.	6,672	1,148,385
O’Reilly Automotive, Inc. (a)(b)	410	98,621
Tiffany & Co.	1,770	183,992
The TJX Cos. Inc. (b)	1,250	95,575
Ulta Beauty Inc. (a)	100	22,366
Walgreens Boots Alliance Inc.	970	70,441
Wal-Mart Stores Inc. (b)	3,320	327,850
Yum! Brands Inc.	6,546	534,219
		4,720,469
Textiles — 0.5%
Mohawk Industries Inc. (a)	1,100	303,490
Toys/Games & Hobbies — 0.1%
Hasbro Inc. (b)	700	63,623
Total Consumer, Cyclical
(Cost $4,879,632)		5,928,454

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 97.5% (Continued)
Consumer, Non-cyclical — 16.5%
Agriculture — 1.9%
Altria Group Inc.	5,693	$406,537
Philip Morris International Inc.	8,550	903,308
		1,309,845
Beverages — 0.8%
The Coca-Cola Co. (b)	4,990	228,941
PepsiCo Inc.	2,470	296,202
		525,143
Biotechnology — 1.3%
Amgen Inc.	1,345	233,896
Biogen Inc. (a)	860	273,970
Gilead Sciences Inc.	990	70,924
Illumina Inc. (a)	380	83,026
Regeneron Pharmaceuticals Inc. (a)	440	165,422
Vertex Pharmaceuticals Inc. (a)	640	95,910
		923,148
Commercial Services — 1.5%
Cintas Corp.	2,270	353,734
Ecolab Inc.	760	101,977
IHS Markit Ltd. (a)f	700	31,605
PayPal Holdings Inc. (a)	385	28,344
Quanta Services Inc. (a)	10,510	411,046
S&P Global Inc.	520	88,088
Verisk Analytics Inc. Cl A (a)(b)	100	9,600
		1,024,394
Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos. Inc.	100	12,724
The Procter & Gamble Co.	3,200	294,016
		306,740
Food — 0.2%
The Hershey Co.	1,030	116,915
Lamb Weston Holdings Inc.	261	14,734
		131,649
Healthcare-Products — 4.5%
Abbott Laboratories	20	1,142
Align Technology Inc. (a)	520	115,539
Baxter International Inc.	5,000	323,200
Becton Dickinson and Co. (b)	1,618	346,349
Boston Scientific Corp. (a)	8,370	207,492
The Cooper Cos. Inc. (b)	2,297	500,470
Danaher Corp.	4,920	456,674
Edwards Lifesciences Corp. (a)	3,380	380,960
IDEXX Laboratories Inc. (a)	2,130	333,089
Intuitive Surgical Inc. (a)	320	116,781
Patterson Cos. Inc. (b)	3,690	133,320
Thermo Fisher Scientific Inc.	970	184,184
		3,099,200
Healthcare-Services — 1.0%
Aetna Inc.	230	41,490
Anthem Inc.	250	56,253
Centene Corp. (a)	263	26,531
Cigna Corp.	1,390	282,295
UnitedHealth Group Inc.	1,120	246,915
		653,484
Household Products & Wares — 0.3%
Avery Dennison Corp.	80	9,189
Kimberly-Clark Corp.	1,660	200,295
		209,484
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	11,520	705,946
Eli Lilly & Co.	5,601	473,061
Express Scripts Holding Co. (a)	2,425	181,002
Johnson & Johnson	7,370	1,029,736
Merck & Co. Inc.	4,990	280,787
Pfizer Inc.	8,090	293,020
Zoetis Inc. (b)	2,380	171,455
		3,135,007
Total Consumer, Non-cyclical
(Cost $10,346,043)		11,318,094
Diversified — 0.4%
Holding Companies — 0.4%
Leucadia National Corp.	9,670	256,158
Total Diversified (Cost $179,287)		256,158
Energy — 4.6%
Oil & Gas — 3.8%
Cabot Oil & Gas Corp.	6,480	185,328
Chevron Corp.	5,712	715,085
Cimarex Energy Co.	1,000	122,010
Devon Energy Corp.	1,300	53,820
Exxon Mobil Corp.	12,890	1,078,120
Marathon Petroleum Corp.	200	13,196
Newfield Exploration Co. (a)	2,280	71,888
Transocean Ltd. (a)(b)f	24,200	258,456
Valero Energy Corp.	860	79,043
		2,576,946

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 97.5% (Continued)
Oil & Gas Services — 0.8%
Baker Hughes a GE Co. (b)	2,000	$63,280
Halliburton Co.	9,924	484,986
		548,266
Total Energy (Cost $2,899,724)		3,125,212
Financial — 18.1%
Banks — 7.3%
Bank of America Corp.	37,475	1,106,262
Capital One Financial Corp.	8,931	889,349
Citigroup Inc.	4,450	331,125
Comerica, Inc.	2,620	227,442
Fifth Third Bancorp (b)	2,300	69,782
The Goldman Sachs Group Inc.	400	101,904
JPMorgan Chase & Co.	7,391	790,394
Morgan Stanley	12,340	647,480
Northern Trust Corp.	600	59,934
The PNC Financial Services Group Inc.	1,100	158,719
State Street Corp.	700	68,327
SunTrust Banks Inc. (b)	1,760	113,678
Wells Fargo & Co.	7,690	466,552
		5,030,948
Diversified Financial Services — 5.0%
Affiliated Managers Group Inc.	420	86,205
American Express Co.	3,350	332,688
Discover Financial Services	1,930	148,455
E*TRADE Financial Corp. (a)	1,280	63,450
Franklin Resources Inc.	25,870	1,120,947
Intercontinental Exchange Inc.	1,680	118,541
Mastercard Inc. Cl A (b)	3,455	522,949
Raymond James Financial Inc.	350	31,255
Synchrony Financial	11,920	460,231
Visa Inc. Cl A	4,640	529,053
		3,413,774
Insurance — 5.4%
Aflac Inc. (b)	6,160	540,725
Aon PLC f	280	37,520
Assurant Inc.	100	10,084
Berkshire Hathaway Inc. Cl B (a)	3,920	777,022
Chubb Ltd. f	3,175	463,963
Cincinnati Financial Corp.	860	64,474
Everest Re Group Ltd. f	1,890	418,181
The Progressive Corp.	9,630	542,361
Torchmark Corp.	2,800	253,988
The Travelers Cos. Inc.	1,740	236,014
Unum Group	3,400	186,626
XL Group Ltd. f	4,510	158,572
		3,689,530
Real Estate — 0.2%
CBRE Group Inc. (a)	2,250	97,448
Savings & Loans — 0.2%
People’s United Financial Inc.	8,170	152,779
Total Financial (Cost $9,960,089)		12,384,479
Industrial — 11.6%
Aerospace & Defense — 2.9%
Arconic Inc. (b)	110	2,997
The Boeing Co.	950	280,164
General Dynamics Corp.	840	170,898
L3 Technologies Inc.	730	144,431
Lockheed Martin Corp.	280	89,894
Northrop Grumman Corp.	2,200	675,202
Raytheon Co.	2,850	535,373
United Technologies Corp.	620	79,093
		1,978,052
Electrical Components & Equipment — 0.3%
AMETEK Inc.	2,950	213,786
Electronics — 2.7%
Agilent Technologies Inc.	2,507	167,894
Allegion PLC f	1,500	119,340
Amphenol Corp.	1,710	150,138
Fortive Corp. (b)	2,029	146,798
Garmin Ltd. f	3,020	179,901
Honeywell International Inc.	5,060	776,002
Mettler-Toledo International Inc. (a)	357	221,169
Waters Corp. (a)	460	88,867
		1,850,109
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.	500	32,980
Environmental Control — 0.3%
Waste Management Inc.	2,642	228,005
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc.	710	120,480
Machinery-Construction & Mining — 0.1%
Caterpillar Inc.	530	83,517

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 97.5% (Continued)
Machinery-Diversified — 2.9%
Cummins Inc.	3,367	$594,747
Deere & Co.	7,470	1,169,130
Rockwell Automation Inc.	1,000	196,350
		1,960,227
Miscellaneous Manufacturing — 1.4%
3M Co.	1,450	341,286
AO Smith Corp.	1,120	68,634
Eaton Corp. PLC f	2,000	158,020
Illinois Tool Works Inc.	200	33,370
Ingersoll-Rand PLC f	2,450	218,516
Parker-Hannifin Corp.	500	99,790
Pentair PLC f	597	42,160
		961,776
Packaging & Containers — 0.1%
Packaging Corp. of America	490	59,070
Transportation — 0.7%
Expeditors International
of Washington Inc.	2,260	146,199
Kansas City Southern (b)	100	10,522
Union Pacific Corp.	2,380	319,158
		475,879
Total Industrial (Cost $6,494,746)		7,963,881
Technology — 17.9%
Computers — 6.1%
Accenture PLC Cl A f	1,100	168,399
Apple Inc.	23,140	3,915,982
Cognizant Technology
Solutions Corp. (b)	580	41,192
HP Inc.	140	2,942
Western Digital Corp.	680	54,080
		4,182,595
Semiconductors — 4.4%
Analog Devices Inc. (b)	400	35,612
Applied Materials Inc. (b)	2,170	110,930
Broadcom Ltd. f	1,441	370,193
Intel Corp. (b)	29,110	1,343,718
Lam Research Corp.	220	40,495
Micron Technology Inc. (a)	9,879	406,225
Skyworks Solutions Inc. (b)	2,340	222,183
Texas Instruments Inc. (b)	2,600	271,544
Xilinx Inc. (b)	3,600	242,712
		3,043,612
Software — 7.4%
Activision Blizzard Inc.	200	12,664
Adobe Systems Inc. (a)	701	122,843
ANSYS Inc. (a)	110	16,235
Autodesk Inc. (a)	940	98,540
CA Inc.	2,980	99,174
Citrix Systems Inc. (a)	1,870	164,560
The Dun & Bradstreet Corp.	7,950	941,360
Electronic Arts Inc. (a)	3,190	335,141
Fiserv Inc. (a)	270	35,405
Microsoft Corp.	25,660	2,194,956
Oracle Corp.	4,700	222,216
Paychex Inc.	5,500	374,440
salesforce.com Inc. (a)	2,390	244,330
Synopsys Inc. (a)	2,340	199,462
		5,061,326
Total Technology
(Cost $9,533,247)		12,287,533
Utilities — 1.9%
Electric — 1.9%
Ameren Corp.	4,000	235,960
American Electric Power Co. Inc.	850	62,535
CenterPoint Energy Inc.	9,220	261,479
DTE Energy Co.	700	76,622
Eversource Energy (b)	500	31,590
NextEra Energy Inc.	1,000	156,190
NRG Energy Inc. (b)	5,280	150,374
Pinnacle West Capital Corp.	1,400	119,252
PPL Corp.	6,700	207,365
		1,301,367
Gas — 0.0%
Sempra Energy (b)	200	21,384
Total Utilities
(Cost $1,181,677)		1,322,751
Total Common Stocks
(Cost $55,872,495)		66,790,291

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Real Estate Investment Trusts — 2.3%
American Tower Corp.	3,630	$517,892
AvalonBay Communities Inc.	1,580	281,888
Equinix Inc. (b)	748	339,008
Equity Residential	3,270	208,528
Public Storage (b)	270	56,430
SBA Communications Corp. (a)	920	150,291
UDR Inc.	1,330	51,232
		1,605,269
Total Real Estate Investment Trusts
(Cost $1,622,619)		1,605,269
Total Long-Term Investments
(Cost $57,495,114)		68,395,560
	Par
	Value
Bank Deposit Account — 0.4%
U.S. Bank N.A., 0.30%	$258,383	258,383
Total Bank Deposit Account
(Cost $258,383)		258,383
	Units
Private Investment Co. Purchased with
Proceeds from Securities Lending — 10.7%
Mount Vernon Liquid Assets
Portfolio LLC, 1.60% (c)(d)	7,351,293	7,351,293
Total Private Investment Co. Purchased
with Proceeds from Securities Lending
(Cost 7,351,293)		7,351,293
Total Investments
(Cost $65,104,790) — 110.9%		76,005,236
Liabilities in Excess
of Other Assets, Net (10.9)%		(7,474,403)
Total Net Assets — 100.0%		$68,530,833

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $7,166,681. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions. Refer to Note 10 of Notes to the Financial Statements for additional information.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $409,796, representing 0.6% of net assets.
^
Indicates a fair valued security. Total market value for fair valued securities is $409,796, representing 0.6% of net assets and Level 3 securities. Refer to Note 2 of Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2017 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
ASSETS:
Investments, at value (Note 10)	$18,552,553	$6,471,500	$8,627,048	$33,896,234	$76,005,236
Cash	149,002	—	—	—	—
Foreign currency, at value	1,343,472	—	—	—	—
Cash held at brokers for short sales	1,714,558	—	—	—	—
Receivables:
Dividends and interest	48,998	34,374	11,914	30,824	75,394
Capital shares sold	8,057	9,316	82	306	1,246
Investment securities sold	4,338,326	—	—	60,273	—
Securities lending income, net	140	—	470	1,679	849
Prepaid expenses and other assets	39,734	9,400	9,847	39,742	99,581
Total assets	26,194,840	6,524,590	8,649,361	34,029,058	76,182,306

LIABILITIES:
Written options, at value	$130,320	$—	$—	$—	$—
Securities sold short, at value	1,812,026	—	—	—	—
Payables:
Due to advisor (Note 3)	1,767	2,482	6,339	23,743	52,152
Capital shares redeemed	60,593	151,368	143	106	104,864
Upon return of securities loaned	1,629,245	—	1,492,470	4,487,434	7,351,293
Investment securities purchased	—	—	—	237,475	—
Distribution fees	6,975	2,364	3,091	2,178	26,953
Trustee expenses	5,183	1,195	1,196	5,079	12,759
Chief compliance officer fees	3,807	713	724	2,681	7,912
Accrued expenses	47,111	9,619	9,386	36,777	95,540
Total liabilities	3,697,027	167,741	1,513,349	4,795,473	7,651,473
Net assets	$22,497,813	$6,356,849	$7,136,012	$29,233,585	$68,530,833

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (continued)

December 31, 2017 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
NET ASSETS CONSIST OF:
Paid-in capital	$34,052,369	$9,050,489	$6,219,453	$25,174,755	$218,994,050
Accumulated net investment income (loss)	(680,170)	39,109	(63,203)	(133,621)	(222,163)
Accumulated net realized
gain (loss) on investments	(5,478,518)	(2,817,120)	(686,596)	1,135,738	(161,141,500)
Net unrealized appreciation (depreciation)
on investments:
Investments	(4,924,039)	84,370	1,666,358	3,056,703	10,900,446
Securities sold short	(439,300)	—	—	—	—
Written option contracts	(29,138)	—	—	—	—
Foreign currency transactions	(3,391)	1	—	10	—
Total net assets	$22,497,813	$6,356,849	$7,136,012	$29,233,585	$68,530,833
Total investments, at cost	$23,476,592	$6,387,130	$6,960,690	$30,839,531	$65,104,790
Includes loaned securities
with a market value of	$1,629,245	$—	$1,451,889	$4,325,132	$7,166,681
Total foreign currency, at cost	$1,345,052	$—	$—	$—	$—
Proceeds from securities sold short	1,372,726	—	—	—	—
Premiums on written options	101,182	—	—	—	—
Class A shares:
Net assets	$9,062,376	$1,462,002	$4,043,644	$5,584,683	$47,460,638
Shares of beneficial interest outstanding(1)	709,633	135,115	129,054	248,881	1,548,915
Net asset value per share and
redemption price per share	$12.77	$10.82	$31.33	$22.44	$30.64
Offering price per share
(100/94.50 x net asset value per share)	$13.51	$11.45	$33.15	$23.75	$32.42
Class C shares:
Net assets	$2,492,072	$908,251	$1,564,119	$1,243,097	$11,965,528
Shares of beneficial interest outstanding(1)	202,737	90,278	58,012	72,580	453,721
Net asset value per share and
redemption price per share	$12.29	$10.06	$26.96	$17.13	$26.37
Institutional Class Shares:
Net assets	$10,943,365	$3,986,596	$1,528,249	$22,405,805	$9,104,667
Shares of beneficial interest outstanding(1)	850,352	318,335	46,186	935,612	283,881
Net asset value per share and
redemption price per share	$12.87	$12.52	$33.09	$23.95	$32.07

(1)	Unlimited number of shares of beneficial interest with a 0.01 par value authorized.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Statements of Operations

For the Six-Month Period Ended December 31, 2017 (unaudited)

			Quaker Global	Quaker	Quaker	Quaker
	Quaker Event		Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund		Allocation Fund	Value Fund	Value Fund	Growth Fund
INVESTMENT INCOME (LOSS)
Income:
Dividends (net of foreign withholding taxes)	$64,831		$42,745	$55,785	$164,765	$619,984
Interest	(73,829	)(1)	66,019	291	289	262
Securities lending income, net	1,277		—	2,864	9,484	6,738
Total Income	(7,721)		108,764	58,940	174,538	626,984
Expenses:
Investment advisory fees (Note 3)	170,379		25,396	37,414	138,348	313,478
Funds administration and accounting fees	36,007		12,123	9,229	36,467	82,281
Transfer agent fees	57,633		9,795	11,150	30,033	113,287
Custody fees	8,284		478	912	8,113	7,030
Trustee fees	10,091		2,415	2,533	10,048	25,325
Legal fees	8,962		1,647	1,712	6,886	17,295
Audit fees	7,370		1,821	1,891	7,607	19,119
Distribution fee — Class A	13,621		2,035	5,084	7,560	61,421
Distribution fee — Class C	14,690		4,775	7,682	6,314	62,251
Insurance	15,035		3,496	3,643	14,817	37,100
Officers’ compensation fees	18,225		4,366	4,536	18,219	45,961
Registration and filing expenses	18,985		4,276	4,503	18,521	46,925
Printing expenses	4,352		1,467	1,509	4,188	10,941
Dividends and interest on securities sold short	2,403		—	—	—	—
Other operating expenses	1,146		965	922	1,038	1,102
Total expenses	387,183		75,055	92,720	308,159	843,516
Investment advisory fees
reimbursed (Note 3)	(130,825)		(10,159)	—	—	—
Net expenses	256,358		64,896	92,720	308,159	843,516
Net investment income (loss)	(264,079)		43,868	(33,780)	(133,621)	(216,532)

(1)	Negative interest is due to the bankruptcy of a security and final disposition is unknown.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Statements of Operations (continued)

For the Six-Month Period Ended December 31, 2017 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
Securities	$1,086,109	$14,875	$492,285	$1,930,182	$3,680,488
Securities sold short	(176,213)	—	—	—	—
Written options	168,649	—	—	—	—
Foreign currency transactions	34,242	13	—	(15)	—
Net realized gain (loss) on investments	1,112,787	14,888	492,285	1,930,167	3,680,488
Net change in unrealized appreciation
(depreciation) of investments:
Securities	(321,141)	64,573	317,114	508,233	3,195,868
Securities sold short	(198,201)	—	—	—	—
Written options	76,512	—	—	—	—
Foreign currency transactions	(7,262)	(1)	—	(2)	—
Net change in unrealized appreciation
(depreciation) of investments	(450,092)	64,572	317,114	508,231	3,195,868
Net realized and unrealized
gain (loss) on investments	662,695	79,460	809,399	2,438,398	6,876,356
Net increase (decrease) in net
assets resulting from operations	$398,616	$123,328	$775,619	$2,304,777	$6,659,824
(Foreign withholding taxes on
dividends/tax reclaims/interest)	$(2,702)	$(230)	$—	$(690)	$—
The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

For the Six-Month Period Ended December 31, 2017 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(264,079)	$43,868	$(33,780)	$(133,621)	$(216,532)
Net realized gain (loss) on
investment transactions:
Securities	1,086,109	14,875	492,285	1,930,182	3,680,488
Securities sold short	(176,213)	—	—	—	—
Written options	168,649	—	—	—	—
Foreign currency transactions	34,242	13	—	(15)	—
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	(321,141)	64,573	317,114	508,233	3,195,868
Securities sold short	(198,201)	—	—	—	—
Written options	76,512	—	—	—	—
Foreign currency transactions	(7,262)	(1)	—	(2)	—
Net increase (decrease) in net
assets resulting from operations	398,616	123,328	775,619	2,304,777	6,659,824
Distributions to shareholders from:
Net investment income — Class A	(344,719)	—	—	—	—
Net investment income — Class C	(75,017)	—	—	—	—
Net investment income — Institutional Class	(448,777)	—	—	—	—
Net realized capital gain — Class A	—	—	—	(816,102)	—
Net realized capital gain — Class C	—	—	—	(221,639)	—
Net realized capital gain — Institutional Class	—	—	—	(3,013,329)	—
Total distributions	(868,513)	—	—	(4,051,070)	—
Capital share transactions:
Increase (decrease) in net assets
from fund share transactions (Note 7)	(6,733,382)	(560,099)	(728,414)	2,291,533	(9,679,541)
Total increase (decrease) in net assets	(7,203,279)	(436,771)	47,205	545,240	(3,019,717)

NET ASSETS
Beginning of period	29,701,092	6,793,620	7,088,807	28,688,345	71,550,550
End of period	$22,497,813	$6,356,849	$7,136,012	$29,233,585	$68,530,833
Undistributed (Accumulated) net investment
income (loss), at end of year	$(680,170)	$39,109	$(63,203)	$(133,621)	$(222,163)

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets (continued)

For the Fiscal Year Ended June 30, 2017

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$402,534	$2,518	$(55,798)	$(234,855)	$(302,466)
Net realized gain (loss) on
investment transactions:
Securities	626,325	619,944	489,697	4,469,004	8,397,117
Securities sold short	(48,427)	(1,932)	—	—	—
Written options	884,772	—	—	—	—
Foreign currency transactions	(10,745)	—	—	13	—
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	2,033,033	(161,513)	806,946	1,680,019	4,165,653
Securities sold short	(241,099)	—	—	—	—
Written options	(236,444)	—	—	—	—
Foreign currency transactions	4,260	2	—	10	—
Net increase (decrease) in net
assets resulting from operations	3,414,209	459,019	1,240,845	5,914,191	12,260,304
Distributions to shareholders from:
Net investment income — Class A	(70,505)	—	—	—	—
Net realized capital gain — Class C	(5,529)	—	—	—	—
Net realized capital gain — Institutional Class	(83,962)	—	—	—	—
Total distributions	(159,996)	—	—	—	—
Capital share transactions:
Increase (decrease) in net assets
from fund share transactions (Note 7)	(7,444,709)	(404,319)	(1,056,973)	(9,776,060)	(26,700,407)
Total increase (decrease) in net assets	(4,190,496)	54,700	183,872	(3,861,869)	(14,440,103)

NET ASSETS
Beginning of year	33,891,588	6,738,920	6,904,935	32,550,214	85,990,653
End of year	$29,701,092	$6,793,620	$7,088,807	$28,688,345	$71,550,550
Undistributed (Accumulated) net investment
income (loss), at end of year	$452,422	$(4,759)	$(29,423)	$—	$(5,631)

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.01		$11.71	$13.39	$14.07	$12.81	$11.93
Income from investment operations:
Net investment income (loss)(1)	(0.13)		0.16	(0.01)	(0.04)	0.41	0.37
Net realized and unrealized
gain (loss) on investments	0.39		1.21	(0.65)	0.21	0.93	0.65
Total from investment operations	0.26		1.37	(0.66)	0.17	1.34	1.02
Distributions to shareholders from:
Net investment income	(0.50)		(0.07)	—	(0.11)	(0.01)	(0.01)
Net realized capital gain	—		—	(1.02)	(0.74)	(0.07)	(0.13)
Total distributions	(0.50)		(0.07)	(1.02)	(0.85)	(0.08)	(0.14)
Net asset value, end of period	$12.77		$13.01	$11.71	$13.39	$14.07	$12.81
Total Return(2)	1.93	%*	11.70%	(4.33)%	1.38%	10.47%	8.70%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$9,063		$12,548	$14,363	$31,817	$53,035	$35,232
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.99	%**	2.80%	2.41%	2.17%	2.15%	2.37%
Expense net of fee waivers, if any(3)(5)	1.99	%**	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(3.05	)%**	0.49%	(0.50)%	(0.47)%	2.85%	2.64%
After waiver and expense reimbursement(3)	(2.05	)%**	1.30%	(0.08)%	(0.29)%	3.01%	3.02%
Portfolio turnover rate	195	%*	326%	160%	237%	280%	186%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.97%**, 2.78%, 2.40%, 2.16%, 2.14% and 2.34% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.97%**, 1.98%,1.98%, 1.98%, 1.98% and 1.96% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.47		$11.26	$13.01	$13.72	$12.57	$11.78
Income from investment operations:
Net investment income (loss)(1)	(0.17)		0.06	(0.09)	(0.14)	0.30	0.28
Net realized and unrealized
gain (loss) on investments	0.37		1.17	(0.64)	0.20	0.92	0.64
Total from investment operations	0.20		1.23	(0.73)	0.06	1.22	0.92
Distributions to shareholders from:
Net investment income	(0.38)		(0.02)	—	(0.03)	—	—
Net realized capital gain	—		—	(1.02)	(0.74)	(0.07)	(0.13)
Total distributions	(0.38)		(0.02)	(1.02)	(0.77)	(0.07)	(0.13)
Net asset value, end of period	$12.29		$12.47	$11.26	$13.01	$13.72	$12.57
Total Return(2)	1.53	%*	10.91%	(5.03)%	0.52%	9.72%	7.91%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$2,492		$3,263	$4,576	$6,595	$6,555	$5,954
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	3.74	%**	3.55%	3.16%	2.92%	2.90%	3.12%
Expense net of fee waivers, if any(3)(5)	2.74	%**	2.74%	2.74%	2.74%	2.74%	2.74%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(3.80	)%**	(0.26)%	(1.25)%	(1.22)%	2.10%	1.89%
After waiver and expense reimbursement(3)	(2.80	)%**	0.55%	(0.83)%	(1.04)%	2.26%	2.27%
Portfolio turnover rate	195	%*	326%	160%	237%	280%	186%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.72%**, 3.53%, 3.15%, 2.91%, 2.89% and 3.09% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.72%**, 2.73%, 2.73%, 2.73%, 2.73% and 2.71% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.14		$11.80	$13.46	$14.15	$12.86	$11.97
Income from investment operations:
Net investment income (loss)(1)	(0.12)		0.19	0.02	(0.01)	0.44	0.40
Net realized and unrealized
gain (loss) on investments	0.39		1.23	(0.66)	0.21	0.94	0.67
Total from investment operations	0.27		1.42	(0.64)	0.20	1.38	1.07
Distributions to shareholders from:
Net investment income	(0.54)		(0.08)	—	(0.15)	(0.02)	(0.05)
Net realized capital gain	—		—	(1.02)	(0.74)	(0.07)	(0.13)
Total distributions	(0.54)		(0.08)	(1.02)	(0.89)	(0.09)	(0.18)
Net asset value, end of period	$12.87		$13.14	$11.80	$13.46	$14.15	$12.86
Total Return(2)	2.09	%*	12.10%	(4.15)%	1.61%	10.77%	9.04%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$10,943		$13,890	$14,953	$75,420	$59,474	$24,929
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.74	%**	2.55%	2.16%	1.92%	1.90%	2.12%
Expense net of fee waivers, if any(3)(5)	1.74	%**	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(2.80	)%**	0.74%	(0.25)%	(0.22)%	3.10%	2.89%
After waiver and expense reimbursement(3)	(1.80	%)**	1.55%	0.17%	(0.04)%	3.26%	3.27%
Portfolio turnover rate	195	%*	326%	160%	237%	280%	186%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.72%**, 2.53%, 2.15%, 1.91%, 1.89% and 2.09% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.72%**, 1.73%, 1.73%, 1.73%, 1.73% and 1.71% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016		2015		2014		2013
Net asset value, beginning of period	$10.62		$9.95	$11.51		$10.46		$8.30		$7.12
Income from investment operations:
Net investment income (loss)(1)	0.07		—	(0.14)		(0.11)		(0.08)		(0.09)
Net realized and unrealized
gain (loss) on investments	0.13		0.67	(1.42)		1.16		2.24		1.27
Total from investment operations	0.20		0.67	(1.56)		1.05		2.16		1.18
Distributions to shareholders from:
Net investment income	—		—	—		—		—		—
Net realized capital gain	—		—	—		—		—		—
Total distributions	—		—	—		—		—		—
Net asset value, end of period	$10.82		$10.62	$9.95		$11.51		$10.46		$8.30
Total Return(2)	1.88	%*	6.73%	(13.55)%		10.04%		26.02%		16.57%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,462		$1,706	$3,184		$5,707		$3,992		$3,856
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.27	%**	2.35%	2.42%		2.27%		2.19%		2.83%
Expense net of fee waivers, if any(3)	1.97	%**	2.16%	2.42%		2.27%		2.19%		2.83%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense reimbursement(3)	0.95	%**	(0.15)%	(1.30	)%***	(1.03	)%***	(0.80	)%***	(1.22	)%***
After waiver and expense reimbursement(3)	1.25	%**	0.04%	(1.30	)%***	(1.03	)%***	(0.80	)%***	(1.22	)%***
Portfolio turnover rate	0	%*	184%	211%		125%		130%		484%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.41%, 2.25%, 2.15% and 2.83% for the years ended June 30, 2016, 2015, 2014 and 2013, respectively.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016		2015		2014		2013
Net asset value, beginning of period	$9.91		$9.36	$10.91		$9.99		$7.98		$6.90
Income from investment operations:
Net investment income (loss)(1)	0.02		(0.07)	(0.20)		(0.19)		(0.14)		(0.14)
Net realized and unrealized
gain (loss) on investments	0.13		0.62	(1.35)		1.11		2.15		1.22
Total from investment operations	0.15		0.55	(1.55)		0.92		2.01		1.08
Distributions to shareholders from:
Net investment income	—		—	—		—		—		—
Net realized capital gain	—		—	—		—		—		—
Total distributions	—		—	—		—		—		—
Net asset value, end of period	$10.06		$9.91	$9.36		$10.91		$9.99		$7.98
Total Return(2)	1.51	%*	5.88%	(14.21)%		9.21%		25.19%		15.65%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$908		$1,041	$1,497		$1,851		$2,093		$2,124
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	3.02	%**	3.10%	3.17%		3.02%		2.94%		3.58%
Expense net of fee waivers, if any(3)	2.72	%**	2.91%	3.17%		3.02%		2.94%		3.58%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense reimbursement(3)	0.20	%**	(0.90)%	(2.05	)%***	(1.78	)%***	(1.55	)%***	(1.97	)%***
After waiver and expense reimbursement(3)	0.50	%**	(0.71)%	(2.05	)%***	(1.78	)%***	(1.55	)%***	(1.97	)%***
Portfolio turnover rate	0	%*	184%	211%		125%		130%		484%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 3.16%, 3.00%, 2.90% and 3.58% for the years ended June 30, 2016, 2015, 2014 and 2013, respectively.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016		2015		2014		2013
Net asset value, beginning of period	$12.27		$11.47	$13.23		$12.00		$9.49		$8.12
Income from investment operations:
Net investment income (loss)(1)	0.09		0.03	(0.13)		(0.10)		(0.06)		(0.08)
Net realized and unrealized
gain (loss) on investments	0.16		0.77	(1.63)		1.33		2.57		1.45
Total from investment operations	0.25		0.80	(1.76)		1.23		2.51		1.37
Distributions to shareholders from:
Net investment income	—		—	—		—		—		—
Net realized capital gain	—		—	—		—		—		—
Total distributions	—		—	—		—		—		—
Net asset value, end of period	$12.52		$12.27	$11.47		$13.23		$12.00		$9.49
Total Return(2)	2.04	%*	6.97%	(13.30)%		10.25%		26.45%		16.87%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$3,987		$4,047	$2,058		$1,474		$1,240		$625
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.02	%**	2.10%	2.17%		2.02%		1.94%		2.58%
Expense net of fee waivers, if any(3)	1.72	%**	1.91%	2.17%		2.02%		1.94%		2.58%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense reimbursement(3)	1.20	%**	0.10%	(1.05	)%***	(0.78	)%***	(0.55	)%***	(0.97	)%***
After waiver and expense reimbursement(3)	1.50	%**	0.29%	(1.05	)%***	(0.78	)%***	(0.55	)%***	(0.97	)%***
Portfolio turnover rate	0	%*	184%	211%		125%		130%		484%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.16%, 2.00%, 1.90% and 2.58% for the years ended June 30, 2016, 2015, 2014 and 2013, respectively.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$28.06		$23.58	$24.78	$24.62	$18.99	$15.73
Income from investment operations:
Net investment income (loss)(1)	(0.12)		(0.17)	(0.06)	(0.10)	(0.09)	(0.14)
Net realized and unrealized
gain (loss) on investments	3.39		4.65	(1.14)	0.26	5.72	3.40
Total from investment operations	3.27		4.48	(1.20)	0.16	5.63	3.26
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$31.33		$28.06	$23.58	$24.78	$24.62	$18.99
Total Return(2)	11.65	%*	19.00%	(4.84)%	0.65%	29.65%	20.72%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$4,044		$4,081	$4,057	$5,520	$5,724	$6,029
Ratio of expenses to average net assets	2.49	%**	2.39%	2.17%	1.98%	2.03%	2.19%
Ratio of net investment income (loss)
to average net assets	(0.84	)%**	(0.66)%	(0.26)%	(0.39)%	(0.42)%	(0.80)%
Portfolio turnover rate	13	%*	28%	71%	49%	62%	47%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$24.24		$20.52	$21.73	$21.75	$16.91	$14.11
Income from investment operations:
Net investment income (loss)(1)	(0.20)		(0.32)	(0.20)	(0.25)	(0.22)	(0.24)
Net realized and unrealized
gain (loss) on investments	2.92		4.04	(1.01)	0.23	5.06	3.04
Total from investment operations	2.72		3.72	(1.21)	(0.02)	4.84	2.80
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$26.96		$24.24	$20.52	$21.73	$21.75	$16.91
Total Return(2)	11.22	%*	18.13%	(5.57)%	(0.09)%	28.62%	19.84%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,564		$1,526	$1,565	$1,944	$2,086	$1,815
Ratio of expenses to average net assets	3.24	%**	3.14%	2.92%	2.73%	2.78%	2.94%
Ratio of net investment income (loss)
to average net assets	(1.59	)%**	(1.41)%	(1.01)%	(1.14)%	(1.17)%	(1.55)%
Portfolio turnover rate	13	%*	28%	71%	49%	62%	47%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$29.60		$24.81	$26.01	$25.77	$19.83	$16.39
Income from investment operations:
Net investment income (loss)(1)	(0.09)		(0.11)	(0.00)^	(0.04)	(0.04)	(0.10)
Net realized and unrealized
gain (loss) on investments	3.58		4.90	(1.20)	0.28	5.98	3.54
Total from investment operations	3.49		4.79	(1.20)	0.24	5.94	3.44
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$33.09		$29.60	$24.81	$26.01	$25.77	$19.83
Total Return(2)	11.79	%*	19.31%	(4.61)%	0.93%	29.95%	20.99%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,528		$1,482	$1,283	$1,504	$2,216	$1,060
Ratio of expenses to average net assets	2.24	%**	2.14%	1.92%	1.73%	1.78%	1.94%
Ratio of net investment income (loss)
to average net assets	(0.59	)%**	(0.41)%	(0.01)%	(0.14)%	(0.17)%	(0.55)%
Portfolio turnover rate	13	%*	28%	71%	49%	62%	47%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

^	Amount is less than 0.005 per share.
*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$24.13		$20.09	$24.15	$24.28	$19.50	$15.85
Income from investment operations:
Net investment income (loss)(1)	(0.13)		(0.20)	(0.08)	(0.06)	(0.11)	0.09
Net realized and unrealized
gain (loss) on investments	2.13		4.24	(2.26)	1.22	4.95	3.58
Total from investment operations	2.00		4.04	(2.34)	1.16	4.84	3.67
Distributions to shareholders from:
Net investment income	—		—	—	—	(0.06)	(0.02)
Net realized capital gain	(3.69)		—	(1.72)	(1.29)	—	—
Total distributions	(3.69)		—	(1.72)	(1.29)	(0.06)	(0.02)
Net asset value, end of period	$22.44		$24.13	$20.09	$24.15	$24.28	$19.50
Total Return(2)	8.26	%*	20.11%	(9.93)%	4.96%	24.83%	23.17%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$5,585		$6,434	$6,431	$7,790	$8,512	$7,727
Ratio of expenses to average net assets	2.27	%**	2.21%	1.93%	1.78%	1.83%	1.93%
Ratio of net investment income (loss)
to average net assets	(1.07	)%**	(0.89)%	(0.37)%	(0.26)%	(0.47)%	0.49%
Portfolio turnover rate	65	%*	146%	119%	128%	176%	142%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.30		$16.19	$19.96	$20.43	$16.49	$13.49
Income from investment operations:
Net investment income (loss)(1)	(0.18)		(0.30)	(0.19)	(0.20)	(0.23)	(0.04)
Net realized and unrealized
gain (loss) on investments	1.70		3.41	(1.86)	1.02	4.17	3.04
Total from investment operations	1.52		3.11	(2.05)	0.82	3.94	3.00
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	(3.69)		—	(1.72)	(1.29)	—	—
Total distributions	(3.69)		—	(1.72)	(1.29)	—	—
Net asset value, end of period	$17.13		$19.30	$16.19	$19.96	$20.43	$16.49
Total Return(2)	7.84	%*	19.21%	(10.59)%	4.20%	23.89%	22.24%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,243		$1,302	$1,477	$1,684	$1,806	$1,625
Ratio of expenses to average net assets	3.02	%**	2.96%	2.68%	2.53%	2.58%	2.68%
Ratio of net investment income (loss)
to average net assets	(1.82	)%**	(1.64)%	(1.12)%	(1.01)%	(1.22)%	(0.26)%
Portfolio turnover rate	65	%*	146%	119%	128%	176%	142%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$25.49		$21.17	$25.29	$25.30	$20.29	$16.50
Income from investment operations:
Net investment income (loss)(1)	(0.11)		(0.15)	(0.03)	(0.00)^	(0.05)	0.13
Net realized and unrealized
gain (loss) on investments	2.26		4.47	(2.37)	1.28	5.14	3.73
Total from investment operations	2.15		4.32	(2.40)	1.28	5.09	3.86
Distributions to shareholders from:
Net investment income	—		—	—	—	(0.08)	(0.07)
Net realized capital gain	(3.69)		—	(1.72)	(1.29)	—	—
Total distributions	(3.69)		—	(1.72)	(1.29)	(0.08)	(0.07)
Net asset value, end of period	$23.95		$25.49	$21.17	$25.29	$25.30	$20.29
Total Return(2)	8.41	%*	20.41%	(9.71)%	5.24%	25.13%	23.44%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$22,406		$20,952	$24,642	$28,528	$27,868	$23,393
Ratio of expenses to average net assets	2.02	%**	1.96%	1.68%	1.53%	1.58%	1.68%
Ratio of net investment income (loss)
to average net assets	(0.82	)%**	(0.64)%	(0.12)%	(0.01)%	(0.22)%	0.74%
Portfolio turnover rate	65	%*	146%	119%	128%	176%	142%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

^	Amount is less than 0.005 per share.
*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016		2015	2014	2013
Net asset value, beginning of period	$27.86		$23.80	$26.55		$24.19	$19.31	$16.13
Income from investment operations:
Net investment income (loss)(1)	(0.08)		(0.07)	(0.32)		(0.30)	(0.26)	(0.15)
Net realized and unrealized
gain (loss) on investments	2.86		4.13	(2.43)		2.66	5.14	3.33
Total from investment operations	2.78		4.06	(2.75)		2.36	4.88	3.18
Distributions to shareholders from:
Net investment income	—		—	—		—	—	—
Net realized capital gain	—		—	—		—	—	—
Total distributions	—		—	—		—	—	—
Net asset value, end of period	$30.64		$27.86	$23.80		$26.55	$24.19	$19.31
Total Return(2)	9.98	%*	17.01%	(10.36)%		9.76%	25.27%	19.71%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$47,461		$49,859	$57,159		$77,188	$87,053	$88,970
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)(4)	2.28	%**	2.34%	2.30%		2.12%	2.15%	2.36%
After expense reimbursements or recoveries(3)(5)	2.28	%**	2.22%	2.24%		2.24%	2.24%	2.24%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursements or recoveries(3)	(0.51	)%**	(0.40)%	(1.34	)%***	(1.06)%	(1.06)%	(0.98)%
After expense reimbursements or recoveries(3)	(0.51	)%**	(0.28)%	(1.28	)%***	(1.18)%	(1.15)%	(0.86)%
Portfolio turnover rate	42	%*	185%	211%		149%	170%	294%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.29% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.23% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016		2015	2014	2013
Net asset value, beginning of period	$24.07		$20.72	$23.28		$21.37	$17.19	$14.47
Income from investment operations:
Net investment income (loss)(1)	(0.16)		(0.23)	(0.44)		(0.43)	(0.37)	(0.25)
Net realized and unrealized
gain (loss) on investments	2.46		3.58	(2.12)		2.34	4.55	2.97
Total from investment operations	2.30		3.35	(2.56)		1.91	4.18	2.72
Distributions to shareholders from:
Net investment income	—		—	—		—	—	—
Net realized capital gain	—		—	—		—	—	—
Total distributions	—		—	—		—	—	—
Net asset value, end of period	$26.37		$24.07	$20.72		$23.28	$21.37	$17.19
Total Return(2)	9.56	%*	16.17%	(11.00)%		8.94%	24.32%	18.80%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$11,965		$12,687	$15,375		$20,140	$22,931	$22,968
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)(4)	3.03	%**	3.09%	3.05%		2.87%	2.90%	3.11%
After expense reimbursements or recoveries(3)(5)	3.03	%**	2.97%	2.99%		2.99%	2.99%	2.99%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursements or recoveries(3)	(1.26	)%**	(1.15)%	(2.09	)%***	(1.81)%	(1.81)%	(1.74)%
After expense reimbursements or recoveries(3)	(1.26	)%**	(1.03)%	(2.03	)%***	(1.93)%	(1.90)%	(1.62)%
Portfolio turnover rate	42	%*	185%	211%		149%	170%	294%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.04% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.98% for the year ended June 30, 2016.
*	Not Annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2017		Years Ended June 30,
	to December 31,
	2017		2017	2016		2015	2014	2013
Net asset value, beginning of period	$29.12		$24.82	$27.62		$25.10	$19.99	$16.66
Income from investment operations:
Net investment income (loss)(1)	(0.04)		(0.01)	(0.27)		(0.25)	(0.21)	(0.11)
Net realized and unrealized
gain (loss) on investments	2.99		4.31	(2.53)		2.77	5.32	3.44
Total from investment operations	2.95		4.30	(2.80)		2.52	5.11	3.33
Distributions to shareholders from:
Net investment income	—		—	—		—	—	—
Net realized capital gain	—		—	—		—	—	—
Total distributions	—		—	—		—	—	—
Net asset value, end of period	$32.07		$29.12	$24.82		$27.62	$25.10	$19.99
Total Return(2)	10.13	%*	17.32%	(10.14)%		10.04%	25.56%	19.99%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$9,105		$9,005	$13,457		$66,521	$58,999	$45,851
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)(4)	2.03	%**	2.09%	2.05%		1.87%	1.90%	2.11%
After expense reimbursements or recoveries(3)(5)	2.03	%**	1.97%	1.99%		1.99%	1.99%	1.99%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursements or recoveries(3)	(0.26	)%**	(0.15)%	(1.09	)%***	(0.81)%	(0.81)%	(0.74)%
After expense reimbursements or recoveries(3)	(0.26	)%**	(0.03)%	(1.03	)%***	(0.93)%	(0.90)%	(0.62)%
Portfolio turnover rate	42	%*	185%	211%		149%	170%	294%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.04% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.98% for the year ended June 30, 2016.
*	Not Annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited)

Note 1 — Organization

The Quaker Investment Trust (“Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has five series: Quaker Event Arbitrage Fund (“Event Arbitrage”), Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Value Fund (“Small-Cap Value”) and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, “Funds”). All Funds are diversified. The investment objectives of each Fund are set forth below.

Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Global Tactical Allocation commenced operations on May 1, 2008. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Event Driven Fund, the Pennsylvania Avenue Fund, commenced operations on September 19, 2002. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The Funds currently offer three classes of shares (Class A, Class C and Institutional Class shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class C shares are charged a distribution fee, but bear no front-end sales charge or contingent deferred sales charge (“CDSC”); and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds. Quaker Funds, Inc. (“QFI”), the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation.     The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the reporting period, if any, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses, if any, are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For financial reporting purposes, investment transactions are recorded on the trade date; however, for purposes of executing shareholder transactions, the Funds record changes in holdings of portfolio securities no later than the first business day after the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between net asset value for financial reporting and for executing shareholder transactions may arise.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances, and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund may receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including the pricing model used and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are, the last traded price, the cost of prior transactions, single broker quotes, uncertainty of future payout, pricing service price adjusted for recent payout distribution, last trade price on pre-conversion bond, discounts applied for lack of marketability and last traded price of comparable securities of the same issuer.  Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

For international equity securities traded on a foreign exchange or market which closes prior to a Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these or other methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

				Investments
				Measured at
Description EVENT ARBITRAGE FUND	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$8,844,224	$14,111	$58,987	$—	$8,917,322
Closed End Mutual Fund	2,095,500	—	—	—	2,095,500
Preferred Stocks	604,224	1	20,000	—	624,225
Real Estate Investment Trust	129,690	—	—	—	129,690
Structured Note	—	890,260	—	—	890,260
Warrant	8,835	—	—	—	8,835
Asset Backed Securities	—	219,939	—	—	219,939
Convertible Bond	—	512,934	—	—	512,934
Corporate Bonds	—	1,433,241	486,250	—	1,919,491
Escrow Notes	—	—	0	—	0
Mortgage Backed Securities	—	83,687	—	—	83,687
Municipal Bonds	—	227,338	202,634	—	429,972
Purchased Options	49,900	194,000	—	—	243,900
Bank Deposit Account	847,553	—	—	—	847,553
Private Investment Co. Purchased
with Proceeds from Securities Lending	—	—	—	1,629,245	1,629,245
Total Investments in Securities	$12,579,926	$3,575,511	$767,871	$1,629,245	$18,552,553
Common Stocks sold short	$(1,812,026)	$—	$—	$—	$(1,812,026)
Written Options	(130,320)	—	—	—	(130,320)
Total Investments in Securities sold short	$(1,942,346)	$—	$—	$—	$(1,942,346)

				Investments
				Measured at
Description GLOBAL TACTICAL ALLOCATION FUND	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$1,897,257	$—	$14,744	$—	$1,912,001
Closed End Mutual Fund	35,244	—	—	—	35,244
Exchange Traded Funds	402,599	—	—	—	402,599
Preferred Stocks	264,871	—	—	—	264,871
Real Estate Investment Trusts	490,980	—	—	—	490,980
Corporate Bonds	—	2,730,932	—	—	2,730,932
Mortgage Backed Security	—	1,367	—	—	1,367
Bank Deposit Account	633,506	—	—	—	633,506
Total Investments in Securities	$3,724,457	$2,732,299	$14,744	$—	$6,471,500

				Investments
				Measured at
Description MID-CAP VALUE FUND	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$6,151,268	$—	$—	$—	$6,151,268
Real Estate Investment Trusts	816,010	—	—	—	816,010
Bank Deposit Account	167,300	—	—	—	167,300
Private Investment Co. Purchased
with Proceeds from Securities Lending	—	—	—	1,492,470	1,492,470
Total Investments in Securities	$7,134,578	$—	$—	$1,492,470	$8,627,048

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

				Investments
				Measured at
Description SMALL-CAP VALUE FUND	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$27,317,456	$—	$—	$—	$27,317,456
Real Estate Investment Trusts	1,523,951	—	—	—	1,523,951
Bank Deposit Account	567,393	—	—	—	567,393
Private Investment Co. Purchased
with Proceeds from Securities Lending	—	—	—	4,487,434	4,487,434
Total Investments in Securities	$29,408,800	$—	$—	$4,487,434	$33,896,234

				Investments
				Measured at
Description STRATEGIC GROWTH FUND	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$66,380,495	$—	$409,796	$—	$66,790,291
Real Estate Investment Trusts	1,605,269	—	—	—	1,605,269
Bank Deposit Account	258,383	—	—	—	258,383
Private Investment Co. Purchased
with Proceeds from Securities Lending	—	—	—	7,351,293	7,351,293
Total Investments in Securities	$68,244,147	$—	$409,796	$7,351,293	$76,005,236

Refer to the Fund’s Schedules of Investments for industry classifications.

Level 3 Reconciliation

The following is a reconciliation of Event Arbitrage’s, Global Tactical Allocation’s and Strategic Growth’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

EVENT ARBITRAGE FUND
	Balance				Net			Balance
	as of				Unrealized	Amortized	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	December 31,
	2017	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	2017
Common Stocks	$1,295,681	$—	$(1,137,000)	$402,000	$(502,601)	$—	$907	$58,987
Preferred Stocks	653,000	—	(613,000)	—	(20,000)	—	—	20,000
Corporate Bonds	445,000	—	—	—	41,250	—	—	486,250
Escrow Notes	0	—	(2,202)	—	2,202	—	—	0
Municipal Bonds	0	267,527	—	—	(64,893)	—	—	202,634
	$2,393,681	$267,527	$(1,752,202)	$402,000	$(544,042)	$—	$907	$767,871
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2017								$(38,513)

GLOBAL TACTICAL ALLOCATION FUND
	Balance				Net			Balance
	as of				Unrealized	Amortized	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	December 31,
	2017	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	2017
Common Stocks	$14,364	$—	$—	$—	$380	$—	$—	$14,744
	$14,364	$—	$—	$—	$380	$—	$—	$14,744
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2017								$380

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

STRATEGIC GROWTH FUND
	Balance				Net			Balance
	as of				Unrealized	Amortized	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	December 31,
	2017	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	2017
Common Stocks	$399,234	$—	$—	$—	$10,562	$—	$—	$409,796
	$399,234	$—	$—	$—	$10,562	$—	$—	$409,796
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2017								$10,562

Transfers are recognized at the end of the reporting period.

There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2017, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 3	$907	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$650,946	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2017:

EVENT ARBITRAGE FUND

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	December 31, 2017	Technique	Input	Values	Impact on Valuation*
Common Stocks
Agriculture	$907	Market approach	Last traded price	€0.03	Increase
Auto Parts &	15,000	Market approach	Last traded price of	$2.53	Increase
Equipment			pre-conversion bonds
Computers	0	Profitability expected	Uncertainty of any	$—	Increase
		return method	additional future payout
Escrow Shares	0	Profitability expected	Uncertainty of any	$—	Increase
		return method	additional future payout
Healthcare-Products	21,930	Market approach	Last traded price of non-	-32.00%	Increase
			restricted shares less a discount
Holding Companies-	0	Profitability expected	Uncertainty of any	$—	Increase
Diversified		return method	additional future payout
Mining	0	Profitability expected	Uncertainty of any	$—	Increase
		return method	additional future payout
Real Estate	21,150	Vendor pricing	Single broker quote since	$0.23	Increase
			shares are not listed yet
Preferred stock
Insurance	20,000	Vendor pricing	Single broker quote	$2,000.00	Increase
Corporate Bonds
Auto Parts &	0	Profitability expected	Uncertainty of any	$—	Increase
Equipment		return method	additional future payout
Diversified Financial	6,250	Vendor pricing	Single broker quote	$0.13	Increase
Services
Diversified Financial	480,000	Vendor pricing	Single broker quote	$48.00	Increase
Services
Venture Capital	0	Profitability expected	Uncertainty of any	$—	Increase
		return method	additional future payout
Escrow Notes	0	Profitability expected	Uncertainty of any	$—	Increase
		return method	additional future payout
Municipal Bonds	202,634	Market approach	Trading price of comparable	$20.78	Increase
			securities of the same issuer
€  Euro

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

GLOBAL TACTICAL ALLOCATION FUND

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	December 31, 2017	Technique	Input	Values	Impact on Valuation*
Common Stocks
Airlines	$14,744	Market approach	Projected final distribution,	$1.94	Decrease
			discounted for lack of marketability

STRATEGIC GROWTH FUND

Asset	Fair Value at	Valuation	Unobservable	Input
Categories	December 31, 2017	Technique	Input	Values
Common Stocks
Airlines	$409,796	Market approach	Projected final distribution,	$1.94	Decrease
			discounted for lack of marketability

*  An impact to Valuation from a decrease in input would produce the opposite effect of an increase.

B. Federal Income Taxes.     It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  Management has reviewed the tax positions for each of the three open tax years as of June 30, 2017 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C. Security Transactions and Investment Income.     Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D. Short Sales of Investments.     Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

E. Written Options Contracts.     Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

F. Purchased Options.     Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

G. Futures Contracts.     Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

H. Foreign Currency Transactions.     Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

I. Forward Foreign Currency Contracts.     Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

J. Portfolio Investment Risks.     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

K. Multiple Class Allocations.     Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

L. Expense Allocations.     Expenses are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets.

M. Distributions to Shareholders.     Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

N. Use of Estimates.     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

O. Security Loans.     The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal to 102% of the prior days market value of the loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

P. Derivative Instruments.     The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments whose primary underlying risk exposure is equity price risk at December 31, 2017 were as follows:

EVENT ARBITRAGE
	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$—	$130,320
Purchased Options	243,900	—

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Written options, at value.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The effect of derivative instruments on the Statement of Operations whose underlying risk exposure is equity price risk for the period ended December 31, 2017 were as follows:

EVENT ARBITRAGE
		Change in Unrealized Appreciation
	Realized Gain(Loss)on Derivatives	(Depreciation) on Derivatives
Derivative	Recognized in Income(1)	Recognized in Income(2)
Written Options	$168,649	$76,512
Purchased Options	(112,278)	(32,449)

(1)	Statement of Operations location: Net realized gain (loss) from written options and net realized gain (loss) from investments.
(2)	Statement of Operations location: Net unrealized appreciation (depreciation) on written options and net unrealized appreciation (depreciation) on investments.

For the six-month period ended December 31, 2017, the Event Arbitrage Fund had: long option contracts (3,668 contracts) were purchased and $764,534 in premiums were paid, written option contracts (5,304 contracts) were opened and $415,114 in premiums were received.

Note 3 — Investment Advisory Fee and Other Related Party Transactions

QFI serves as investment adviser to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser
Event Arbitrage	N/A
Global Tactical Allocation	N/A
Mid-Cap Value	Kennedy Capital Management, Inc.
Small-Cap Value	AJO, LP
Strategic Growth	Los Angeles Capital Management and Equity Research, Inc.

QFI or the sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund paid QFI aggregate fees shown in the table below for the six-month period ended December 31, 2017.  Amounts are expressed as an annualized percentage of average net assets.

	Aggregate	Subadvisory	Advisory &
	advisory fee	fee paid by QFI	subadvisory
	paid to QFI	to the sub-adviser	(reimbursed)/recovered
Event Arbitrage	1.30%	N/A	(1.00)%
Global Tactical Allocation	0.75%	N/A	(0.30)%
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Value	0.95%	0.60%	N/A
Strategic Growth	0.89%*	0.34%	N/A

*	The Strategic Growth Fund paid an aggregate advisory fee of 0.95% on the first $25 million; 0.85% on the next $175 million; and 0.75% thereafter.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

For the six-month period ended December 31, 2017, QFI and the sub-advisers earned and reimbursed fees as follows:

	Aggregate	Subadvisory	Advisory &
	advisory fee	fee paid by QFI	subadvisory
	paid to QFI	to the sub-adviser	(reimbursed)/recovered
Event Arbitrage	$170,379	N/A	$(130,825)
Global Tactical Allocation	25,396	N/A	(10,159)
Mid-Cap Value	37,414	26,724	N/A
Small-Cap Value	138,348	87,378	N/A
Strategic Growth	313,478	118,794	N/A

QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Event Arbitrage (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, 2.74% for Class C shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

If, at any time, the annualized expenses of Event Arbitrage were less than the annualized expense ratio, the Trust, on behalf of Event Arbitrage, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Event Arbitrage, and (b) can be repaid without causing the expenses of Event Arbitrage to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 30, 2017 until October 28, 2018. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Event Arbitrage, in the event of its merger or liquidation.

On November 1, 2016, QFI contractually agreed to waive the lesser of 0.30% of its management fee or assume expenses to the extent necessary to reduce the total operating expenses of Global Tactical Allocation (excluding 12b-1 fees, interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) when they exceed 1.50% of the average daily net assets of the Global Tactical Allocation Fund. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

If, at any time, the annualized expenses of Global Tactical Allocation were less than the annualized expense ratio or fee waiver, the Trust, on behalf of Global Tactical Allocation, would reimburse QFI for any fees previously waived and/or expenses previously assumed, provided, however, that the repayment shall be payable only to the extent that it: (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Global Tactical Allocation, and (b) can be repaid without causing the expenses of Global Tactical Allocation to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 30, 2017 until October 28, 2018. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Global Tactical Allocation, in the event of its merger or liquidation.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

At December 31, 2017, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of Event Arbitrage and Global Tactical Allocation that may be recovered are $800,439 and $23,951, respectively. The Adviser may recapture portions of the above amounts no later than the dates stated below.

	June 30,	June 30,	June 30,	June 30,
	2018	2019	2020	2021
Event Arbitrage	$122,084	$298,982	$248,548	$130,825
Global Tactical Allocation	—	—	13,792	10,159

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

For the six-month period ended December 31, 2017, the Distributor received underwriter concessions from the sale of Funds shares as follows:

Fund	Amount
Event Arbitrage	$698
Global Tactical Allocation	1
Mid-Cap Value	3
Small-Cap Value	2
Strategic Growth	197

Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ended December 31, 2017, the Funds compensated the CCO as follows:

Fund	Amount
Event Arbitrage	$18,225
Global Tactical Allocation	4,366
Mid-Cap Value	4,536
Small-Cap Value	18,219
Strategic Growth	45,961

Note 4 — Purchases and Sales of Investments

For the six-month period ended December 31, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
Event Arbitrage	$37,120,931	$43,484,778
Global Tactical Allocation	—	215,045
Mid-Cap Value	918,222	1,554,734
Small-Cap Value	18,635,827	20,500,367
Strategic Growth	29,172,584	39,249,119

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 5 — Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2017 for each Fund were as follows:

		Gross	Gross	Net Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Event Arbitrage	$31,805,889	$2,085,635	$(7,018,639)	$(4,933,004)
Global Tactical Allocation	6,729,063	180,781	(160,984)	19,797
Mid-Cap Value	7,831,227	1,533,380	(192,445)	1,340,935
Small-Cap Value	31,765,750	3,401,035	(882,141)	2,518,894
Strategic Growth	75,995,782	8,503,411	(906,157)	7,597,254

As of June 30, 2017, the components of distributable earnings on a tax basis were as follows:

				Other				Total
		Undis-	Undis-	Accum-	Capital		Post-	Distribu-
	Unrealized	tributed	tributed	ulated	Loss	Late	October	table
	Appreciation	Ordinary	Capital	Gain/	Carry-	Year	Capital	Earnings/
Fund	(Depreciation)	Income	Gain	(Loss)	forward	Loss	Loss	(Loss)
Event Arbitrage	$(4,933,004)	$745,188	$—	$(342,878)	$(5,514,315)	$—	$(1,039,650)	$(11,084,659)
Global Tactical Allocation	19,797	—	—	2	(2,836,767)	—	—	(2,816,968)
Mid-Cap Value	1,340,935	—	—	—	(1,170,572)	(29,423)	—	140,940
Small-Cap Value	2,518,894	1,025,614	2,260,603	12	—	—	—	5,805,123
Strategic Growth	7,597,254	—	—	(367)	(164,714,297)	(5,631)	—	(157,123,041)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles from options, and the differing book/tax treatment of unrealized appreciation/depreciation on partnership adjustments.

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, PFIC mark to market, partnership adjustments, straddles from options and net losses realized after October 31 and from ordinary losses incurred after December 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2017, the capital loss carryovers, late year losses, post-October capital loss and the capital loss utilized for the Funds were as follows:

	Capital Loss Carryovers Expiring		Late Year	Post-October	Capital Loss
Fund	Indefinite	2018	Loss	Capital Loss	Utilized
Event Arbitrage	$5,514,315	$—	$—	$1,039,650	$—
Global Tactical Allocation	118,084	2,718,683	—	—	—
Mid-Cap Value	—	1,170,572	29,423	—	347,332
Small-Cap Value	—	—	—	—	—
Strategic Growth	—	164,714,297	5,631	—	3,739,578

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 6 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The information set forth below is for each Fund as required by federal securities laws.

The tax character of dividends and distributions paid during the six-month period ended December 31, 2017* and for the fiscal year ending June 30, 2017 were as follows:

	Ordinary Income		Long-Term Capital Gain
	Six-Month Period Ended	Fiscal Year Ending	Six-Month Period Ended	Fiscal Year Ending
Fund	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Event Arbitrage	$868,513	$159,996	$—	$—
Small-Cap Value	1,382,278	—	2,668,792	—

*	Tax information for the six-month period ended December 31, 2017 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year ending June 30,2018.

Note 7 — Fund Share Transactions

At December 31, 2017, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:

	Event Arbitrage
	Six Months Ended 12/31/17		Year Ended 6/30/17
	Shares	Value	Shares	Value
Shares sold:
Class A	35,182	$454,479	207,521	$2,565,664
Class C	9,696	119,979	14,517	173,664
Institutional Class	101,583	1,326,355	352,078	4,453,078
Shares issued to shareholders due
to reinvestment of distributions:
Class A	25,665	325,939	4,798	58,779
Class C	5,712	69,861	435	5,123
Institutional Class	27,002	345,624	5,782	71,407
	204,840	$2,642,237	585,131	$7,327,715
Shares Redeemed:
Class A	(315,425)	(4,083,556)	(475,134)	(5,908,748)
Class C	(74,224)	(919,647)	(159,711)	(1,888,778)
Institutional Class	(335,540)	(4,372,416)	(567,510)	(6,974,898)
	(725,189)	$(9,375,619)	(1,202,355)	$(14,772,424)
Net increase (decrease)	(520,349)	$(6,733,382)	(617,224)	$(7,444,709)

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 7 — Fund Share Transactions (Continued)

	Global Tactical Allocation
	Six Months Ended 12/31/17		Year Ended 6/30/17
	Shares	Value	Shares	Value
Shares sold:
Class A	77	$823	7,980	$83,591
Class C	—	—	2,103	20,892
Institutional Class	90,124	1,112,335	307,084	3,677,885
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	90,201	$1,113,158	317,167	$3,782,368
Shares Redeemed:
Class A	(25,620)	(274,026)	(167,117)	(1,748,988)
Class C	(14,787)	(147,526)	(56,996)	(557,112)
Institutional Class	(101,613)	(1,251,705)	(156,645)	(1,880,587)
	(142,020)	$(1,673,257)	(380,758)	$(4,186,687)
Net increase (decrease)	(51,819)	$(560,099)	(63,591)	$(404,319)

	Mid-Cap Value
	Six Months Ended 12/31/17		Year Ended 6/30/17
	Shares	Value	Shares	Value
Shares sold:
Class A	282	$8,286	4,309	$113,588
Class C	64	1,620	247	5,732
Institutional Class	1,481	44,740	6,465	187,330
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	1,827	$54,646	11,021	$306,650
Shares Redeemed:
Class A	(16,635)	(489,647)	(30,932)	(823,921)
Class C	(5,025)	(125,700)	(13,530)	(309,983)
Institutional Class	(5,359)	(167,713)	(8,120)	(229,719)
	(27,019)	$(783,060)	(52,582)	$(1,363,623)
Net increase (decrease)	(25,192)	$(728,414)	(41,561)	$(1,056,973)

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 7 — Fund Share Transactions (Continued)

	Small-Cap Value
	Six Months Ended 12/31/17		Year Ended 6/30/17
	Shares	Value	Shares	Value
Shares sold:
Class A	845	$21,250	8,736	$199,054
Class C	629	11,016	411	7,675
Institutional Class	7,663	190,321	15,401	366,482
Shares issued to shareholders due
to reinvestment of distributions:
Class A	35,546	800,131	—	—
Class C	12,052	207,168	—	—
Institutional Class	117,150	2,815,103	—	—
	173,885	$4,044,989	24,548	$573,211
Shares Redeemed:
Class A	(54,110)	(1,318,524)	(62,175)	(1,437,981)
Class C	(7,575)	(145,601)	(24,210)	(451,121)
Institutional Class	(11,047)	(289,331)	(357,329)	(8,460,169)
	(72,732)	$(1,753,456)	(443,714)	$(10,349,271)
Net increase (decrease)	101,153	$2,291,533	(419,166)	$(9,776,060)

	Strategic Growth
	Six Months Ended 12/31/17		Year Ended 6/30/17
	Shares	Value	Shares	Value
Shares sold:
Class A	8,686	$254,770	26,993	$704,491
Class C	2,793	72,806	15,462	363,910
Institutional Class	5,022	150,545	44,663	1,197,952
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	16,501	$478,121	87,118	$2,266,353
Shares Redeemed:
Class A	(249,547)	(7,298,076)	(638,440)	(16,536,992)
Class C	(76,235)	(1,925,207)	(230,332)	(5,180,033)
Institutional Class	(30,360)	(934,379)	(277,544)	(7,249,735)
	(356,142)	$(10,157,662)	(1,146,316)	$(28,966,760)
Net increase (decrease)	(339,641)	$(9,679,541)	(1,059,198)	$(26,700,407)

Note 8 — Offsetting Assets and Liabilities

The Funds are subject to various Master Netting Arrangements (“MNA”),  which govern the terms of certain transactions with select counterparties.  The MNA allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specify collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the revelant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 8 — Offsetting Assets and Liabilities (Continued)

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of December 31, 2017:

Liabilities:
		Gross	Net	Gross Amounts Not Offset in the Statements of Assets and Liabilities
		Amounts	Amounts
		Offset	Presented
		in the	in the
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Event Arbitrage
Written Options	$130,320	$—	$130,320	$—	$130,320	$—
Securities Lending	1,629,245	—	1,629,245	1,629,245	—	—
	1,759,565	—	1,759,565	1,629,245	130,320	—
Mid-Cap Value
Securities Lending	1,492,470	—	1,492,470	1,492,470	—	—
Small-Cap Value
Securities Lending	4,487,434	—	4,487,434	4,487,434	—	—
Strategic Growth
Securities Lending	7,351,293	—	7,351,293	7,351,293	—	—

Note 9 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 10 — Securities Lending

The Funds hold units of the Mount Vernon Liquid Assets Portfolio, LLC as cash collateral whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. It primarily invests in Certificates of Deposits, Asset Backed and Financial Company Commercial Paper, and Repurchase Agreements.  The Mid-Cap Value, Small-Cap Value and Strategic Growth Funds’ all hold a significant concentration in the Mount Vernon Liquid Assets Portfolio, LLC.

At December 31, 2017, the aggregate market value of loaned securities and the value of the cash collateral the Funds received is as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Event Arbitrage	$1,573,631	$1,629,245	7.2%
Mid-Cap Value	1,451,889	1,492,470	20.9%
Small-Cap Value	4,325,132	4,487,434	15.3%
Strategic Growth	$7,166,681	$7,351,293	10.7%

2017 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 10 — Securities Lending (Continued)

Private Investment Co. purchased with proceeds from securities lending collateral is included in the Schedules of Investments and the Statements of Assets and Liabilities.  The interest income, net of fees, earned by the Funds on the cash collateral received from borrowers for the securities loaned to them is reflected in the Statements of Operations.

Note 11 — Events Subsequent to the Semi-Annual Period Ended December 31, 2017

The Trust’s investment advisory agreement with Quaker Funds, Inc. (“QFI”) was terminated by the Board of Trustees effective December 31, 2017 due to the QFI’s plans to exit the investment advisory business in 2018.  As a result of the termination, the Board hired Community Capital Management, Inc. (“CCM”) to manage the Quaker Strategic Growth Fund, Quaker Global Tactical Allocation Fund, Quaker Small-Cap Value Fund, and Quaker Mid-Cap Value Fund.  In addition, the Board hired Camelot Funds, LLC (“Camelot”) to manage the Quaker Event Arbitrage Fund.  Both CCM and Camelot began managing their respective Funds effective January 1, 2018 under separate interim investment advisory agreements pursuant to Rule 15a-4(b)(1) under the Investment Company Act of 1940.

2017 SEMI-ANNUAL REPORT

Approval of Interim Advisory Agreements (unaudited)

Community Capital Management, Inc.

At a regular Board meeting held on November 16, 2017, the Board, including the Independent Trustees, discussed and approved an interim advisory agreement pursuant to Rule 15a-4 under the Investment Company Act of 1940 (the “Interim Advisory Agreement”) and a new definitive advisory agreement (the “New Investment Advisory Agreement” and together with the Interim Advisory Agreement, the “Advisory Agreements”) between Community Capital Management, Inc. (the “Adviser”) and the Trust, on behalf of the Quaker Strategic Growth Fund, Quaker Global Tactical Allocation Fund, Quaker Small-Cap Value Fund, and Quaker Mid-Cap Value Fund (collectively, the “Funds”) and determined to recommend that the Funds’ shareholders approve the New Investment Advisory Agreement. In considering information relating to the approval of the Advisory Agreements, the Board, and the Independent Trustees, received assistance and advice from counsel and Independent Trustees’ counsel, and was provided with a written description of their responsibilities in approving the Advisory Agreements. The Independent Trustees had requested and been provided with detailed materials prepared by the Adviser in advance of the meeting. At the meeting, the Trustees discussed QFI’s intention to exit the investment advisory business in 2018; the Funds’ need for continuity in investment advisory services; and the capabilities, resources, and personnel available through the Adviser.  The Board also considered the Adviser’s general plans and intentions regarding the operations and management of the Funds and the Trust.  At the meeting, representatives of the Adviser responded to questions from the Board.

In connection with the Board’s review of the Advisory Agreements, the Adviser advised the Trustees on a variety of matters, including that no material changes were contemplated in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services, other than no longer relying on sub-advisers to manage certain of the Funds’ portfolios.

In addition to the information provided by the Adviser as described above, the Board also considered, among other factors, the following:

•
The significant financial resources of the Adviser that the Adviser indicated would benefit the Funds by providing a more robust operational infrastructure and a dedicated team designed to grow Fund assets.

•
The terms and conditions of the New Investment Advisory Agreement, including that each Fund’s contractual fee rate under the New Investment Advisory Agreement will be lower than or the same as under the prior investment advisory agreement with the Funds’ prior investment adviser (the “Prior Investment Advisory Agreement”).

•	The Funds’ existing investment policies and strategies will remain the same and additionally, the Adviser will implement an impact investing categorization and risk assessment process for the Funds.
•
At its in-person meeting on November 16, 2017, the Board reviewed the Advisory Agreements as required by the 1940 Act and determined that the Adviser had the capabilities, resources, experience and personnel necessary to provide at least the level of investment management services provided to the Funds pursuant to the Prior Investment Advisory Agreement.  The Board carefully considered that the advisory fees to be paid by the Funds would be lower than or the same as under the Prior Investment Advisory Agreement, and acknowledged the Adviser’s willingness to continue to waive fees and/or reimburse expenses in order to cap the costs paid by shareholders of the Quaker Global Tactical Allocation Fund.

•	The Adviser has agreed to pay all costs associated with obtaining shareholder approval of the New Investment Advisory Agreement.

2017 SEMI-ANNUAL REPORT

Approval of Interim Advisory Agreements (unaudited) (continued)

Certain of these considerations are discussed in more detail below.

In making the decision to approve the Advisory Agreements, the Trustees gave attention to all information furnished.  The following discussion identifies the primary factors taken into account by the Board in approving the Advisory Agreements.

The nature, extent, and quality of services to be provided to the Funds by the Adviser. The Board considered materials provided describing the services to be provided by the Adviser to each Fund and its shareholders as well as information provided at the November Board meeting.  In reviewing the nature, extent, and quality of services to be provided to each Fund, the Board considered that the Advisory Agreements will be substantially identical to the Prior Investment Advisory Agreement.  The Board carefully considered the Adviser’s proposed reduction in or continuation of the current advisory fees.  The Board noted the continuity between the prior and new agreements with respect to the Adviser’s anticipated responsibilities as the Funds’ investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; the Adviser’s strategic plans to market the Funds; and the Adviser’s expected adoption of the existing compliance structure for the Funds to monitor compliance with the Funds’ respective investment objectives, strategies and restrictions on a day-to-day basis and undertaking to report to the Board on a quarterly basis and as otherwise deemed necessary or appropriate.

Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, extent, and quality of services to be provided by the Adviser, as well as the Adviser’s ability to render such services based on its experience, operations, and resources.

Comparison of services to be provided and fees to be charged by the Adviser, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds.  At this meeting, the Board carefully considered the Adviser’s proposed contractual advisory fee rates, noting that they are less than or the same as the contractual fees under the Prior Investment Advisory Agreement. The Board also acknowledged the Adviser’s willingness to continue to waive fees and/or reimburse expenses in order to cap the costs paid by fund shareholders of the Quaker Global Tactical Allocation Fund.

Profitability and Economies of Scale.  The Board considered possible costs, profitability and any “fall out” or ancillary benefits that may accrue to the Adviser as a result of its proposed relationship with the Funds.  Based on the discussions with representatives of the Adviser and the relative size of the Funds, the Trustees concluded that there did not appear to be any significant benefits in this regard.

Conclusion. Based on the totality of the information considered, the Trustees concluded that the Funds were likely to benefit from the nature, extent and quality of Adviser’s services and that the Adviser has the ability to provide these services based on its significant experience, operations and resources. After evaluation of the fee and expense information, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Adviser, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreements, concluding that the advisory fee rates are reasonable in relation to the services provided to each Fund and that the Advisory Agreements are in the best interests of the shareholders and the Funds.

2017 SEMI-ANNUAL REPORT

Approval of Interim Advisory Agreements (unaudited) (continued)

Camelot Funds, LLC

At a special board meeting held on December 15, 2017 (the “Special Meeting”), the Board, including the Independent Trustees, discussed and approved an interim advisory agreement pursuant to Rule 15a-4 under the Investment Company Act of 1940 (the “Interim Advisory Agreement”) between Camelot Funds, LLC (“Camelot”) and the Trust, on behalf of the Quaker Event Arbitrage Fund (the “Fund”).  In considering information relating to the approval of the Interim Advisory Agreement, the Board, and the Independent Trustees, received assistance and advice from counsel and Independent Trustees’ counsel. The Independent Trustees had requested and been provided with detailed materials prepared by Camelot in advance of the Special Meeting and a prior meeting. At the Special Meeting, the Trustees discussed QFI’s intention to exit the investment advisory business in 2018; the Fund’s need for continuity in investment advisory services; and the capabilities, resources, and personnel available through Camelot.  The Board also considered Camelot’s general plans and intentions regarding the Fund’s operations and management.

In addition to the information provided by Camelot as described above, the Board also considered, among other factors, the following:

•	Camelot’s plans to market and distribute the Fund.
•
The terms and conditions of the Interim Advisory Agreement, including that the Fund’s contractual fee rate under the New Investment Advisory Agreement will be the same as under the prior investment advisory agreement with the Fund’s prior investment adviser (the “Prior Investment Advisory Agreement”).

•	The Fund’s existing investment policies and strategies will remain the same.
•	The Board acknowledged Camelot’s willingness to continue to waive fees and/or reimburse expenses in order to cap the costs paid by shareholders of the Fund.

Certain of these considerations are discussed in more detail below.

In making the decision to approve the Interim Advisory Agreement, the Trustees gave attention to all information furnished.  The following discussion identifies the primary factors taken into account by the Board in approving the Interim Advisory Agreement.

The nature, extent, and quality of services to be provided to the Fund by Camelot.  In considering the approval of the Interim Advisory Agreement, the Trustees first considered the nature, extent and quality of the services to be provided by Camelot, in particular, its capabilities,  its experience, and the ability of Camelot to provide continuity of management to the Fund.  The Board’s deliberations included consideration of information provided to the Board at the Special Meeting and prior meetings.  The Trustees also considered Camelot’s commitment to grow the Fund’s distribution channels and, thereby, increase the likelihood of growing its assets.  The Board reviewed factors such as the background and experience of the Camelot personnel to be involved in the Fund’s operations, the anticipated quality of the monitoring of the Fund’s operations and investment performance.  The Board also took into account Camelot’s intention to retain the Fund’s current portfolio management team in continuing to manage the Fund’s assets and Camelot’s desire to increase distribution efforts and propel asset growth in the Fund, which should result in economies-of-scale and, in turn, could result in the Fund benefitting from economies of scale.  The Board was satisfied that Camelot would provide at least equivalent services as the Fund’s prior investment adviser.

2017 SEMI-ANNUAL REPORT

Approval of Interim Advisory Agreements (unaudited) (continued)

Performance.  In light of Camelot’s intention to retain the Fund’s existing portfolio management team, the Board took into consideration the past performance of the Fund as presented at the Fund’s regular quarterly meetings.

Comparison of services to be provided and fees to be charged by Camelot, and the cost of the services provided and profits realized by Camelot from the relationship with the Fund. At this meeting, the Board carefully considered Camelot’s proposed contractual advisory fee rate, noting that it is the same as the contractual fees under the Prior Investment Advisory Agreement. The Board also acknowledged Camelot’s willingness to continue to waive fees and/or reimburse expenses in order to cap the costs paid by Fund shareholders.  The Trustees considered the fact that if Camelot were to become adviser to the Fund, Camelot was unlikely to realize a profit at least in the short-term.

Profitability and Economies of Scale.  The Board considered possible costs, profitability and any “fall out” or ancillary benefits that may accrue to Camelot as a result of its proposed relationship with the Fund.  Based on the current size of the Fund, the Trustees concluded that there did not appear to be any significant benefits in this regard.

Conclusion.  Based on the totality of the information considered, the Trustees, including a majority of the Fund’s independent Trustees, concluded that the Interim Advisory Agreement should be approved.

2017 SEMI-ANNUAL REPORT

General Information (unaudited)

The Statement of Additional Information for the Trust includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2017 SEMI-ANNUAL REPORT

(This Page Intentionally Left Blank.)

The Quaker Funds are distributed by

Foreside Fund Services, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800.220.8888
www.quakerfunds.com

©2017 Quaker® Investment Trust

QKAR 122017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(a)(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)          /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    March 8, 2018

By (Signature and Title)          /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date    March 7, 2018